UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Value ($)
Affiliated Portfolio — 100.0%
HSBC Growth Portfolio	74,735,078
TOTAL INVESTMENT SECURITIES - 100.0%
(COST $56,508,087)	74,735,078

Percentages indicated are based on net assets of $74,759,096.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.4%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	13,300	1,300,208

Airlines — 1.7%
Delta Air Lines, Inc.	26,600	1,258,446

Automobiles — 0.8%
Tesla Motors, Inc. (a)	2,800	570,080

Biotechnology — 12.0%
Alexion Pharmaceuticals, Inc. (a)	5,065	928,111
Amgen, Inc.	8,100	1,233,306
Biogen Idec, Inc. (a)	4,845	1,885,480
Celgene Corp. (a)	18,050	2,150,838
Gilead Sciences, Inc. (a)	16,700	1,750,661
Vertex Pharmaceuticals, Inc. (a)	8,810	970,333
		8,918,729
Capital Markets — 2.2%
BlackRock, Inc.	2,310	786,578
Morgan Stanley	24,400	824,964
		1,611,542
Chemicals — 4.3%
Ecolab, Inc.	7,150	741,956
Monsanto Co.	14,500	1,710,710
PPG Industries, Inc.	3,530	786,766
		3,239,432
Consumer Finance — 0.9%
American Express Co.	8,600	693,934

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	5,400	772,146
CVS Health Corp.	10,150	996,324
Whole Foods Market, Inc.	16,000	833,520
		2,601,990
Health Care Providers & Services — 5.1%
Envision Healthcare Holdings, Inc. (a)	19,100	656,658
McKesson Corp.	8,460	1,799,019
UnitedHealth Group, Inc.	12,800	1,360,000
		3,815,677
Health Care Technology — 1.2%
Cerner Corp. (a)	13,900	922,265

Hotels, Restaurants & Leisure — 5.3%
Chipotle Mexican Grill, Inc. (a)	1,255	890,849
Hilton Worldwide Holdings, Inc. (a)	48,600	1,262,142
MGM Resorts International (a)	10,900	212,332
Starbucks Corp.	17,300	1,514,268
		3,879,591
Industrial Conglomerates — 1.1%
Danaher Corp.	9,660	795,791

Internet & Catalog Retail — 3.4%
Amazon.com, Inc. (a)	3,875	1,373,804
The Priceline Group, Inc. (a)	1,150	1,160,902
		2,534,706
Internet Software & Services — 12.9%
Alibaba Group Holding Ltd., ADR (a)	10,100	899,708
Baidu, Inc., ADR (a)	5,540	1,207,277
Costar Group, Inc. (a)	3,820	704,828
eBay, Inc. (a)	17,600	932,800
Facebook, Inc., Class A (a)	20,620	1,565,263
Google, Inc., Class A (a)	2,725	1,464,824
Google, Inc. (a)	2,730	1,459,240
LinkedIn Corp., Class A (a)	6,200	1,393,388
		9,627,328
IT Services — 7.1%
Cognizant Technology Solutions Corp.,
Class A (a)	18,000	974,340
MasterCard, Inc., Class A	16,200	1,328,886
Visa, Inc., Class A	11,600	2,956,956
		5,260,182
Media — 5.8%
Comcast Corp.	17,100	908,780
Liberty Global plc, Class C (a)	22,750	1,037,173
The Walt Disney Co.	10,900	991,464
Twenty-First Century Fox, Inc., Class A	44,170	1,464,677
		4,402,094
Multiline Retail — 1.2%
Dollar General Corp. (a)	13,500	905,310

Pharmaceuticals — 2.2%
AbbVie, Inc.	11,500	694,025
Valeant Pharmaceuticals International, Inc. (a)	2,000	319,940
Zoetis, Inc.	15,550	664,452
		1,678,417
Professional Services — 1.1%
Nielsen NV	18,500	805,860

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	13,200	1,279,740

Road & Rail — 4.0%
Union Pacific Corp.	25,100	2,941,971

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	34,800	794,832
ARM Holdings plc, ADR	17,000	796,280
Texas Instruments, Inc.	14,400	769,680
		2,360,792
Software — 4.9%
Adobe Systems, Inc. (a)	14,700	1,030,911
Mobileye NV (a)	8,200	322,998
Salesforce.com, Inc. (a)	13,550	764,898
ServiceNow, Inc. (a)	10,400	758,160
Splunk, Inc. (a)	6,400	330,560
Workday, Inc., Class A (a)	6,500	516,490
		3,724,017
Specialty Retail — 2.2%
Advance Auto Parts	2,000	318,000
The Home Depot, Inc.	4,100	428,122
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,000	923,580
		1,669,702
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	36,420	4,266,967

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B	15,500	1,429,875
Under Armour, Inc. (a)	6,200	446,896
		1,876,771
Wireless Telecommunication Services — 1.7%
SBA Communications Corp., Class A (a)	11,000	1,283,700

TOTAL COMMON STOCKS

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Wireless Telecommunication Services, continued
(COST $55,998,251)		74,225,242

Investment Company — 1.1%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	847,274	847,274

TOTAL INVESTMENT COMPANY
(Cost $847,274)		847,274
TOTAL INVESTMENT SECURITIES
(Cost $56,845,525) — 100.5%		75,072,516
____________________
Percentages indicated are based on net assets of $74,735,078.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio	17,475,675
TOTAL INVESTMENT SECURITIES - 100.1%
(COST $15,660,967)	17,475,675

Percentages indicated are based on net assets of $17,450,789.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 96.0%
Aerospace & Defense — 2.5%
BE Aerospace, Inc. (a)	37,190	2,169,293
KLX, Inc. (a)	14,120	555,057
TransDigm Group, Inc.	13,475	2,769,517
		5,493,867
Airlines — 1.1%
JetBlue Airways Corp. (a)	109,760	1,842,871
Virgin America, Inc. (a)	17,630	591,310
		2,434,181
Banks — 1.7%
First Republic Bank	74,940	3,815,945

Biotechnology — 5.7%
Aegerion Pharmaceuticals, Inc. (a)	99,640	2,313,641
ARIAD Pharmaceuticals, Inc. (a)	303,490	1,957,511
Medivation, Inc. (a)	31,640	3,443,064
PTC Therapeutics, Inc. (a)	47,075	2,584,888
United Therapeutics Corp. (a)	15,530	2,191,749
		12,490,853
Building Products — 1.0%
Lennox International, Inc.	22,540	2,215,907

Capital Markets — 2.8%
Affiliated Managers Group, Inc. (a)	10,965	2,253,527
Raymond James Financial, Inc.	72,260	3,802,321
		6,055,848
Chemicals — 4.1%
Huntsman Corp.	130,860	2,873,686
PolyOne Corp.	63,680	2,266,371
RPM, Inc.	80,840	3,869,002
		9,009,059
Communications Equipment — 3.3%
Aruba Networks, Inc. (a)	130,880	2,169,990
Palo Alto Networks, Inc. (a)	40,050	5,061,920
		7,231,910
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	13,985	1,506,744

Containers & Packaging — 1.9%
Packaging Corp. of America	55,740	4,227,879

Diversified Consumer Services — 1.8%
Nord Anglia Education, Inc. (a)	39,680	795,187
Service Corp. International	136,490	3,088,769
		3,883,956
Diversified Financial Services — 1.0%
CBOE Holdings, Inc.	33,960	2,189,401

Electrical Equipment — 0.2%
Hubbell, Inc., Class B	4,860	515,354

Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	99,580	2,507,424

Energy Equipment & Services — 0.9%
Rowan Cos. plc, Class A	98,190	2,073,773

Health Care Equipment & Supplies — 4.5%
Align Technology, Inc. (a)	66,810	3,544,270
DENTSPLY International, Inc.	32,285	1,615,057
Spectranetics Corp. (a)	63,770	2,085,917
Wright Medical Group, Inc. (a)	110,650	2,700,967
		9,946,211
Health Care Providers & Services — 5.5%
Brookdale Senior Living, Inc. (a)	99,670	3,363,863
Community Health Systems, Inc. (a)	94,780	4,461,294
MWI Veterinary Supply, Inc. (a)	22,150	4,201,191
		12,026,348
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	250,180	2,979,644

Hotels, Restaurants & Leisure — 3.8%
Jack in the Box, Inc.	45,400	3,849,466
The Wendy's Co.	212,640	2,241,226
Vail Resorts, Inc.	25,100	2,202,776
		8,293,468
Household Durables — 5.9%
Harman International Industries, Inc.	20,260	2,626,304
Jarden Corp. (a)	96,132	4,616,258
Pulte Group, Inc.	156,790	3,228,306
Tempur Sealy International, Inc. (a)	47,800	2,630,434
		13,101,302
Internet Software & Services — 3.2%
Costar Group, Inc. (a)	18,545	3,421,738
Pandora Media, Inc. (a)	88,410	1,467,606
Rackspace Hosting, Inc. (a)	47,840	2,150,886
		7,040,230
IT Services — 3.4%
Genpact Ltd. (a)	117,390	2,356,017
Total System Services, Inc.	79,000	2,794,230
VeriFone Systems, Inc. (a)	75,580	2,372,456
		7,522,703
Life Sciences Tools & Services — 1.9%
Mettler-Toledo International, Inc. (a)	13,740	4,176,273

Machinery — 2.6%
The Timken Co.	99,790	3,793,018
WABCO Holdings, Inc. (a)	19,560	1,861,525
		5,654,543
Media — 1.5%
Nexstar Broadcasting Group, Inc.,
Class A	65,700	3,278,102

Metals & Mining — 0.5%
TimkenSteel Corp.	40,140	1,083,780

Oil, Gas & Consumable Fuels — 4.2%
CONSOL Energy, Inc.	107,420	3,109,809
Denbury Resources, Inc.	206,530	1,425,057
Tesoro Corp.	58,600	4,789,378
		9,324,244
Pharmaceuticals — 4.0%
Jazz Pharmaceuticals plc (a)	33,910	5,742,319
Salix Pharmaceuticals Ltd. (a)	23,070	3,106,837
		8,849,156
Professional Services — 3.2%
IHS, Inc., Class A (a)	30,360	3,495,347
Robert Half International, Inc.	61,370	3,563,142
		7,058,489
Real Estate Investment Trusts (REITs) — 1.5%
Starwood Property Trust, Inc.	137,410	3,288,221

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	22,375	3,290,915

Road & Rail — 2.0%
Genesee & Wyoming, Inc. (a)	53,890	4,443,231

Semiconductors & Semiconductor Equipment — 2.2%
Cirrus Logic, Inc. (a)	24,240	642,360
Marvell Technology Group Ltd.	38,290	593,112
On Semiconductor Corp. (a)	343,580	3,439,236
		4,674,708
Software — 5.6%
Fortinet, Inc. (a)	76,780	2,295,338
Informatica Corp. (a)	26,490	1,104,236
QLIK Technologies, Inc. (a)	92,750	2,634,100
ServiceNow, Inc. (a)	58,320	4,251,527
Solarwinds, Inc. (a)	44,110	2,123,897
		12,409,098
Specialty Retail — 7.4%
Asbury Automotive Group, Inc. (a)	31,280	2,321,289
Restoration Hardware Holdings, Inc. (a)	40,790	3,570,349
Signet Jewelers Ltd.	28,150	3,409,247
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	31,560	4,164,025
Williams-Sonoma, Inc.	35,894	2,808,706
		16,273,616
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	11,840	782,032

TOTAL COMMON STOCKS
(COST $186,206,617)		211,148,415

Investment Company — 4.6%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	10,092,775	10,092,775

TOTAL INVESTMENT COMPANY
(Cost $10,092,775)		10,092,775
TOTAL INVESTMENT SECURITIES
(Cost $196,299,392) — 100.6%		221,241,190
____________________
Percentages indicated are based on net assets of $219,836,655.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.

See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit — 43.9%
Banking — 43.9%
Agricultural Bank of China, N.Y.,
0.18%, 2/6/15	75,000,000	75,000,000
Bank of Montreal Chicago,
0.21%, 2/9/15 (a)	70,000,000	70,000,000
Bank of Montreal Chicago,
0.26%, 9/16/15 (a)	10,000,000	10,000,000
Bank of Montreal Chicago,
0.25%, 11/19/15 (a)	60,000,000	60,000,000
Bank of Nova Scotia Houston,
0.26%, 5/12/15 (a)	35,000,000	35,000,000
Bank of Nova Scotia Houston,
0.30%, 7/17/15 (a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.17%, 2/26/15	95,000,000	95,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.33%, 5/7/15	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 2/2/16 (a)	29,000,000	29,000,000
BNP Paribas, 0.25%, 3/2/15	100,000,000	100,000,000
BNP Paribas, 0.48%,
4/14/15 (a)	50,000,000	50,000,000
Chase Bank USA N.A., 0.30%,
1/26/16 (a)	30,000,000	30,000,000
China Construction Bank Corp.,
N.Y., 0.16%, 2/6/15	50,000,000	50,000,000
Credit Industriel et Commercial,
N.Y., 0.13%, 2/6/15	190,000,000	190,000,000
DnB NOR Bank ASA, N.Y.,
0.19%, 4/8/15	50,000,000	50,000,000
Industrial & Commercial Bank of
China Ltd., N.Y., 0.29%, 2/2/15	15,000,000	15,000,000
Industrial & Commercial Bank of
China Ltd., N.Y., 0.41%, 3/2/15	15,000,000	15,000,000
Industrial & Commercial Bank of
China Ltd., N.Y., 0.41%,
3/24/15	45,000,000	45,000,000
Industrial & Commercial Bank of
China Ltd., N.Y., 0.39%, 4/1/15	25,000,000	25,000,000
Kookmin Bank, N.Y., 0.30%,
5/4/15	35,000,000	35,000,000
Korea Development Bank, N.Y.,
0.21%, 2/23/15	10,000,000	10,000,000
Lloyds TSB Bank PLC, N.Y.,
0.21%, 5/1/15	105,000,000	105,000,000
Mizuho Bank Ltd., N.Y., 0.20%,
2/2/15	90,000,000	90,000,000
National Bank Canada, N.Y.,
0.26%, 7/20/15 (a)	50,000,000	50,000,000
Nordea Bank Finland, N.Y.,
0.17%, 3/3/15	70,000,000	70,000,000
Nordea Bank Finland, N.Y.,
0.22%, 3/16/15	81,000,000	81,000,000
Norinchukin Bank, N.Y., 0.20%,
2/5/15	90,000,000	90,000,000
Oversea-Chinese Banking Corp.
Ltd., 0.22%, 4/29/15	35,000,000	35,000,000
Rabobank USA Finance Corp.,
0.31%, 3/24/15 (a)	35,000,000	35,000,000
Rabobank USA Finance Corp.,
0.29%, 7/7/15 (a)	30,000,000	30,000,000
Rabobank USA Finance Corp.,
2/3/16 (a)	70,000,000	70,000,000
Royal Bank of Canada, N.Y.,
0.28%, 2/4/15 (a)	25,000,000	25,000,000
Royal Bank of Canada, N.Y.,
0.26%, 12/1/15 (a)	52,000,000	52,000,000
Royal Bank of Canada, N.Y.,
0.38%, 2/4/16 (a)	15,500,000	15,500,000
Royal Bank of Canada, N.Y.,
0.30%, 2/9/16 (a)	20,000,000	20,000,000
Shinhan Bank, N.Y., 0.30%,
4/1/15	25,000,000	25,000,000
Skandinav Enskilda Bank, N.Y.,
0.16%, 2/17/15	25,000,000	25,000,000
Skandinav Enskilda Bank, N.Y.,
0.25%, 3/3/15	3,000,000	3,000,175
Societe' Generale, N.Y., 0.55%,
3/6/15	1,225,000	1,225,223
Societe' Generale, N.Y., 0.25%,
5/4/15	80,000,000	80,000,000
Sumitomo Mitsui Bank, N.Y.,
0.17%, 2/2/15	100,000,000	100,000,000
Sumitomo Mitsui Bank, N.Y.,
0.23%, 5/1/15	100,000,000	100,000,000
Sumitomo Mitsui Trust, N.Y.,
0.24%, 2/9/15	26,000,000	26,000,576
Sumitomo Mitsui Trust, N.Y.,
0.19%, 2/23/15	75,000,000	75,000,000
Svenska Handelsbanken, N.Y.,
0.24%, 6/8/15	50,000,000	50,000,866
Toronto Dominion Bank, N.Y.,
0.24%, 8/24/15 (a)	50,000,000	50,000,000
Toronto Dominion Bank, N.Y.,
0.26%, 11/18/15 (a)	40,000,000	40,000,000
		2,407,726,840

TOTAL CERTIFICATES OF DEPOSIT
(COST $2,407,726,840)		2,407,726,840

Commercial Paper and Notes — 30.6%
Banking — 19.7%
Agricultural Bank of China, N.Y.,
0.18%, 2/6/15 (b)(c)	75,000,000	74,998,125
Agricultural Bank of China, N.Y.,
0.49%, 2/20/15 (b)(c)	23,000,000	22,994,052
Agricultural Bank of China, N.Y.,
0.30%, 2/27/15 (b)(c)	20,000,000	19,995,667
Agricultural Bank of China, N.Y.,
0.42%, 3/24/15 (b)(c)	20,000,000	19,988,100
ANZ New Zealand International
Ltd., 0.26%, 7/22/15 (a)(b)	20,000,000	20,000,000
Australia & New Zealand
Banking Group Ltd., 0.36%,
2/18/16 (a)(b)	25,000,000	25,000,000
Bank of China (Hong Kong)
Ltd., 0.32%, 2/18/15 (b)(c)	15,000,000	14,997,733
Bank of China (Hong Kong)
Ltd., 0.45%, 3/24/15 (c)	28,800,000	28,781,640
Banque et Caisse d'Epargne de,
0.22%, 2/9/15 (c)	20,000,000	19,999,022

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Banking, continued
Canadian Imperial Holdings,
N.Y., 0.21%, 2/13/15 (c)	45,000,000	44,996,850
Commonwealth Bank of
Australia, 0.25%, 7/1/15 (a)(b)	40,000,000	40,000,000
Korea Development Bank, N.Y.,
0.19%, 2/17/15 (c)	20,000,000	19,998,311
Korea Development Bank, N.Y.,
0.28%, 5/28/15 (c)	30,000,000	29,972,933
Lloyds TSB Bank PLC, 0.14%,
2/2/15 (c)	100,000,000	99,999,611
National Australia Bank, 0.25%,
7/7/15 (a)(b)	50,000,000	50,000,000
National Australia Funding,
0.21%, 3/2/15 (b)(c)	30,000,000	29,994,925
National Australia Funding,
0.24%, 3/11/15 (a)(b)	50,000,000	49,999,781
Natixis, 0.15%, 2/2/15 (c)	250,000,000	249,999,027
NRW.Bank, 0.13%, 2/2/15 (b)(c)	120,000,000	119,999,567
Oversea-Chinese Banking Corp.
Ltd., 0.23%, 3/4/15 (c)	10,000,000	9,998,020
Rabobank USA Finance Corp.,
0.22%, 3/9/15 (c)	28,500,000	28,493,730
Societe' Generale N.A., 0.25%,
2/2/15 (b)(c)	35,000,000	34,999,757
Sumitomo Trust & Bank, N.Y.,
0.15%, 2/2/15 (b)(c)	25,000,000	24,999,896
		1,080,206,747
Diversified — 3.1%
Caisse des Depots et
Consignations, 0.15%,
2/2/15 (b)(c)	50,000,000	49,999,792
Caisse des Depots et
Consignations, 0.21%,
2/17/15 (b)(c)	49,000,000	48,995,427
Exxon Mobil Corp., 0.18%,
6/22/15 (c)	50,000,000	49,964,750
Unilever NV, 0.27%, 6/1/15 (c)	20,000,000	19,982,024
		168,941,993
Finance — 7.8%
ABN AMRO Funding USA LLC,
0.16%, 2/2/15 (b)(c)	40,000,000	39,999,822
Antalis US Funding Corp.,
0.21%, 2/27/15 (b)(c)	36,000,000	35,994,540
ASB Finance Ltd. London,
0.19%, 5/28/15 (b)(c)	47,000,000	46,971,226
BNZ International Funding,
0.32%, 1/20/16 (a)(b)	15,000,000	15,000,000
Collateralized CP Co. LLC,
0.27%, 2/5/15 (c)	15,000,000	14,999,550
Collateralized CP Co. LLC,
0.27%, 5/18/15 (c)	46,000,000	45,963,430
Collateralized CP ll Co., 0.27%,
2/5/15 (b)(c)	33,000,000	32,999,010
Fortis Funding LLC, 0.09%,
2/2/15 (b)(c)	80,000,000	79,999,800
Fortis Funding LLC, 0.20%,
3/2/15 (b)(c)	30,000,000	29,995,167
Nederlandse Waterschaps
Bank, 0.14%, 2/2/15 (b)(c)	39,000,000	38,999,848
Toyota Motor Credit Corp.,
0.24%, 8/14/15 (a)	45,000,000	45,000,000
		425,922,393

TOTAL COMMERCIAL PAPER AND NOTES
(COST $1,675,071,133)		1,675,071,133

Corporate Obligations — 3.8%
Banking — 3.4%
JPMorgan Chase Bank N.A.,
0.41%, 2/18/16 (a)	25,000,000	25,000,000
Wells Fargo Bank N.A., 0.33%,
2/10/16 (a)	40,000,000	40,000,000
Wells Fargo Bank N.A., 0.33%,
2/12/16, MTN (a)	60,000,000	60,000,000
Westpac Banking Corp., 1.38%,
7/17/15 (b)	58,715,000	58,989,418
		183,989,418
Finance — 0.4%
Toyota Motor Credit Corp.,
0.88%, 7/17/15	3,000,000	3,008,197
Toyota Motor Credit Corp.,
1.00%, 2/17/15, MTN	19,136,000	19,142,071
		22,150,268

TOTAL CORPORATE OBLIGATIONS (Cost
$206,139,686)		206,139,686

Yankee Dollars — 7.5%
Banking — 7.5%
Bank of Montreal, 2.85%,
6/9/15 (b)	25,000,000	25,224,416
Bank of Nova Scotia Houston,
1.05%, 3/20/15 (b)	44,560,000	44,607,140
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.38%, 11/20/15 (a)	35,000,000	35,000,000
Commonwealth Bank of
Australia, N.Y., 1.95%, 3/16/15	50,090,000	50,185,151
Credit Suisse, N.Y., 1.63%,
3/6/15 (b)	53,112,000	53,178,073
Erste Abwicklungsanstalt,
0.99%, 3/13/15 (a)	50,000,000	50,043,901
Export-Import Bank of Korea,
5.13%, 3/16/15	25,000,000	25,137,806
National Australia Bank Ltd.,
2.00%, 3/9/15	21,850,000	21,888,608
Nordea Bank AB, 2.25%,
3/20/15 (b)	12,185,000	12,215,781
Royal Bank of Canada, 1.15%,
3/13/15, MTN	4,985,000	4,990,035
Royal Bank of Canada, 3.13%,
4/14/15 (b)	39,000,000	39,220,017
Toronto Dominion Bank, 2.20%,
7/29/15 (b)	14,000,000	14,126,539
Westpac Banking Corp., 0.43%,
2/1/16 (a)	35,000,000	35,000,000
		410,817,467

TOTAL YANKEE DOLLARS (Cost $410,817,467)		410,817,467

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligation — 2.3%
U.S. Treasury Notes — 2.3%
0.25%, 7/15/15	125,000,000	125,066,774

TOTAL U.S. Treasury Obligation (Cost
$125,066,774)		125,066,774

Time Deposits — 14.4%
ABN AMRO Bank NV, 0.08%,
2/2/15	185,000,000	185,000,000
Credit Agricole CIB, N.Y.,
0.06%, 2/2/15	264,000,000	264,000,000
DnB NOR Bank ASA, N.Y.,
0.05%, 2/2/15	150,000,000	150,000,000
Lloyds TSB Bank PLC, 0.05%,
2/2/15	65,000,000	65,000,000
National Bank of Kuwait, 0.09%,
2/2/15	50,000,000	50,000,000
Nordea Bank AB, 0.03%,
2/2/15	75,000,000	75,000,000

TOTAL TIME DEPOSITS
(Cost $789,000,000)		789,000,000
TOTAL INVESTMENT SECURITIES
(Cost $5,613,821,900) — 102.5%		5,613,821,900
____________________
Percentages indicated are based on net assets of $5,477,726,050.
(a)	Variable rate security. The rate presented represents the rate in effect on January 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 63.9%
Federal Farm Credit Bank — 6.0%
0.09%, 1/8/16 (a)	100,000,000	99,986,155
0.11%, 6/16/15 (a)	150,000,000	149,997,191
0.13%, 5/26/15 (a)	50,000,000	50,000,000
0.13%, 5/11/15 (b)	50,000,000	49,982,125
0.14%, 4/15/16 (a)	50,000,000	49,993,742
0.18%, 2/27/15 (a)	3,695,000	3,695,080
0.21%, 7/24/15 (a)	22,150,000	22,157,147
		425,811,440
Federal Home Loan Bank — 31.0%
0.06%, 2/20/15 (b)	100,000,000	99,997,097
0.06%, 4/1/15 (b)	225,000,000	224,977,875
0.07%, 4/6/15 (b)	100,000,000	99,987,200
0.09%, 3/18/15 (b)	250,000,000	249,971,874
0.10%, 3/6/15 (b)	102,000,000	101,990,650
0.10%, 2/13/15 (b)	237,000,000	236,992,540
0.11%, 3/13/15 (b)	179,150,000	179,124,557
0.11%, 3/11/15 (b)	431,180,000	431,129,533
0.13%, 10/16/15 (a)	50,000,000	49,994,009
0.13%, 3/20/15 (b)	325,400,000	325,346,490
0.13%, 6/18/15 (a)	150,000,000	150,000,000
0.15%, 2/25/15 (b)	24,500,000	24,497,632
		2,174,009,457
Federal Home Loan Mortgage Corp. — 17.1%
0.09%, 2/5/15 (b)	100,000,000	99,999,056
0.09%, 4/10/15 (b)	73,700,000	73,687,471
0.09%, 3/16/15 (b)	94,566,000	94,555,276
0.13%, 2/18/16 (a)	115,000,000	114,991,583
0.15%, 6/15/16 (a)	75,000,000	74,984,290
0.15%, 10/16/15 (a)	210,000,000	210,005,419
0.16%, 6/26/15 (a)	150,000,000	150,024,604
0.16%, 11/25/15 (a)	75,000,000	75,000,000
0.16%, 7/21/16 (a)	50,000,000	49,996,073
0.17%, 3/2/15 (b)	31,200,000	31,195,853
0.17%, 1/13/17 (a)	232,500,000	232,455,222
		1,206,894,847
Federal National Mortgage Association — 9.8%
0.06%, 3/18/15 (b)	100,000,000	99,992,500
0.08%, 2/18/15 (b)	192,800,000	192,792,040
0.09%, 3/3/15 (b)	75,000,000	74,994,375
0.09%, 3/25/15 (b)	25,000,000	24,996,750
0.09%, 2/4/15 (b)	150,000,000	149,998,850
0.17%, 4/2/15 (b)	50,000,000	49,986,250
0.18%, 1/26/17 (a)	100,000,000	99,979,761
		692,740,526

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$4,499,456,270)		4,499,456,270

U.S. Treasury Obligations — 4.1%
U.S. Treasury Notes — 4.1%
0.25%, 7/15/15	50,000,000	50,027,977
0.38%, 6/15/15	56,000,000	56,058,495
2.38%, 2/28/15	35,000,000	35,057,835
2.50%, 3/31/15	150,000,000	150,580,405
		291,724,712

TOTAL U.S. TREASURY OBLIGATIONS (Cost
$291,724,712)		291,724,712

Repurchase Agreements — 26.9%
Merrill Lynch Pierce Fenner &
Smith, 0.05%, 2/2/15,
Purchased on 1/30/15,
0.05%, due on 2/2/15 with
a maturity value of
$200,000,833,
collateralized by various
U.S. Treasury Obligations,
0.00%-4.00%, 2/15/15-
8/15/43, fair value
$204,000,124	200,000,000	200,000,000
BNP Paribas, 0.08%, 2/2/15,
Purchased on 1/30/15,
0.08%, due on 2/2/15 with
a maturity value of
$250,001,667,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.50%-7.50%,
12/1/17-1/20/45, fair value
$255,000,001	250,000,000	250,000,000
BNP Paribas, 0.06%, 2/6/15,
Purchased on 1/30/15,
0.06%, due on 2/6/15 with
a maturity value of
$300,003,500,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.00%-6.50%,
12/1/17-1/20/45, fair value
$306,000,001	300,000,000	300,000,000
Citigroup Global Markets,
0.07%, 2/2/15, Purchased
on 1/30/15, 0.07%, due on
2/2/15 with a maturity value
of $100,000,583,
collateralized by U.S.
Treasury Notes, 0.13%,
4/15/17, fair value
$102,000,060	100,000,000	100,000,000
Goldman Sachs, 0.07%, 2/4/15,
Purchased on 1/30/15,
0.07%, due on 2/4/15 with
a maturity value of
$200,001,944,
collateralized by various
U.S. Government and
Government Agency
Obligations, 1.57%-3.50%,
9/10/19-3/1/43, fair value
$204,000,760	200,000,000	200,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unuadited)
(continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Goldman Sachs, 0.07%, 2/2/15,
Purchased on 1/30/15,
0.07%, due on 2/2/15 with
a maturity value of
$100,000,583,
collateralized by various
U.S. Government and
Government Agency
Obligations, 1.25%-5.63%,
10/2/19-11/23/35, fair value
$102,000,908	100,000,000	100,000,000
Societe Generale, 0.05%,
2/5/15, Purchased on
1/30/15, 0.05%, due on
2/5/15 with a maturity value
of $200,001,667,
collateralized by various
U.S. Treasury Obligations,
0.00%-8.75%, 2/12/15-
3/1/43, fair value
$204,000,079	200,000,000	200,000,000
Societe Generale, 0.06%,
2/6/15, Purchased on
1/30/15, 0.06%, due on
2/6/15 with a maturity value
of $200,002,333,
collateralized by various
U.S. Treasury Obligations,
0.00%-10.63%, 2/15/15-
5/15/36, fair value
$204,000,021	200,000,000	200,000,000
Societe Generale, 0.06%,
2/2/15, Purchased on
1/30/15, 0.06%, due on
2/2/15 with a maturity value
of $200,001,000,
collateralized by various
U.S. Treasury Obligations,
0.00%-9.13%, 3/26/15-
5/15/42, fair value
$204,000,036	200,000,000	200,000,000
Toronto Dominion Bank, 0.05%,
2/2/15, Purchased on
1/30/15, 0.05%, due on
2/2/15 with a maturity value
of $150,000,625,
collateralized by various
U.S. Government and
Government Agency
Obligations, 1.50%-4.00%,
6/30/16-12/1/44, fair value
$153,000,001	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,900,000,000)		1,900,000,000
TOTAL INVESTMENT SECURITIES
(Cost $6,691,180,982) — 94.9%		6,691,180,982
____________________
Percentages indicated are based on net assets of $7,052,330,269.
(a)	Variable rate security. The rate presented represents the rate in effect on January 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 92.8%
U.S. Treasury Bills — 44.3%
0.01%, 2/5/15 (a)	350,000,000	349,999,592
0.02%, 2/12/15 (a)	500,000,000	499,997,402
		849,996,994
U.S. Treasury Notes — 48.5%
0.07%, 1/31/16 (b)	180,000,000	179,978,419
0.09%, 4/30/16 (b)	25,000,000	25,000,315
0.09%, 7/31/16 (b)	75,000,000	74,996,207
0.10%, 1/31/17 (b)	30,000,000	29,997,876
0.13%, 4/30/15	75,000,000	75,011,396
0.25%, 5/31/15	75,000,000	75,034,866
0.25%, 7/15/15	25,000,000	25,010,655
0.38%, 3/15/15	225,000,000	225,079,752
0.38%, 6/15/15	55,000,000	55,050,713
2.38%, 2/28/15	50,000,000	50,086,720
4.00%, 2/15/15	75,000,000	75,113,078
4.13%, 5/15/15	40,000,000	40,463,637
		930,823,634

TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,780,820,628)		1,780,820,628
TOTAL INVESTMENT SECURITIES
(Cost $1,780,820,628) — 92.8%		1,780,820,628
____________________
Percentages indicated are based on net assets of $1,918,819,212.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on January 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Company — 1.0%
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	176,017	176,017

TOTAL AFFILIATED INVESTMENT COMPANY
(COST $176,017)		176,017

Unaffiliated Investment Companies — 62.9%
Vanguard 500 Index Fund, Retail
Shares	30,771	5,667,618
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	173,046	5,051,205

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $10,990,311)		10,718,823

Exchange Traded Funds — 36.3%
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	47,204	1,865,030
PowerShares FTSE RAFI Emerging
Markets Portfolio	33,946	623,249
PowerShares FTSE RAFI U.S. 1000
Portfolio	31,287	2,753,882
SPDR Dow Jones Global Real Estate
ETF	19,068	959,120

TOTAL EXCHANGE TRADED FUNDS (COST
$6,406,958)		6,201,281
TOTAL INVESTMENT SECURITIES - 100.2%
(COST $17,573,286)		17,096,121
____________________
Percentages indicated are based on net assets of $17,070,328.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 10.7%
HSBC Emerging Markets Debt Fund,
Class I Shares	224,761	2,249,858
HSBC Emerging Markets Local Debt
Fund, Class I Shares	278,848	2,194,533
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	329,154	329,154

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,122,693)		4,773,545

Unaffiliated Investment Companies — 57.4%
Columbia High Yield Bond Fund,
Class Z Shares	1,343,243	3,976,001
Vanguard 500 Index Fund, Retail
Shares	62,307	11,476,324
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	350,359	10,226,988

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $26,176,738)		25,679,313

Exchange Traded Funds — 32.2%
iShares iBoxx $ Investment Grade
Corporate Bond	10,395	1,287,837
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	99,147	3,917,298
PowerShares FTSE RAFI Emerging
Markets Portfolio	68,479	1,257,274
PowerShares FTSE RAFI U.S. 1000
Portfolio	63,361	5,577,035
SPDR Dow Jones Global Real Estate
ETF	46,887	2,358,416

TOTAL EXCHANGE TRADED FUNDS (COST
$14,753,000)		14,397,860
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $46,052,431)		44,850,718
____________________
Percentages indicated are based on net assets of $44,736,035.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 11.5%
HSBC Emerging Markets Debt Fund,
Class I Shares	203,435	2,036,382
HSBC Emerging Markets Local Debt
Fund, Class I Shares	253,667	1,996,356
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	714,436	714,436

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,108,150)		4,747,174

Unaffiliated Investment Companies — 40.6%
Columbia High Yield Bond Fund,
Class Z Shares	1,207,146	3,573,154
Vanguard 500 Index Fund, Retail
Shares	37,484	6,904,166
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	212,662	6,207,605

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $16,955,705)		16,684,925

Exchange Traded Funds — 48.2%
iShares 1-3 Year Treasury Bond
ETF	5,871	498,918
iShares 20+ Year Treasury Bond
ETF	935	129,498
iShares 3-7 Year Treasury Bond
ETF	4,151	519,456
iShares 7-10 Year Treasury Bond
ETF	1,318	145,705
iShares iBoxx $ Investment Grade
Corporate Bond	80,337	9,952,950
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	58,475	2,310,347
PowerShares FTSE RAFI Emerging
Markets Portfolio	41,377	759,682
PowerShares FTSE RAFI U.S. 1000
Portfolio	38,160	3,358,843
SPDR Dow Jones Global Real Estate
ETF	42,493	2,137,398

TOTAL EXCHANGE TRADED FUNDS (COST
$19,566,363)		19,812,797
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $41,630,218)		41,244,896
____________________
Percentages indicated are based on net assets of $41,118,501.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 10.1%
HSBC Emerging Markets Debt Fund,
Class I Shares	65,991	660,568
HSBC Emerging Markets Local Debt
Fund, Class I Shares	117,519	924,878
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	384,331	384,331

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,126,624)		1,969,777

Unaffiliated Investment Companies — 25.2%
Columbia High Yield Bond Fund, Class
Z Shares	532,150	1,575,164
Vanguard 500 Index Fund, Retail
Shares	9,554	1,759,665
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	53,631	1,565,482

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $4,956,901)		4,900,311

Exchange Traded Funds — 65.0%
iShares 1-3 Year Treasury Bond ETF	18,932	1,608,841
iShares 20+ Year Treasury Bond ETF	3,322	460,097
iShares 3-7 Year Treasury Bond ETF	13,396	1,676,375
iShares 7-10 Year Treasury Bond ETF	4,262	471,164
iShares iBoxx $ Investment Grade
Corporate Bond	49,531	6,136,396
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	14,919	589,450
PowerShares FTSE RAFI Emerging
Markets Portfolio	10,636	195,277
PowerShares FTSE RAFI U.S. 1000
Portfolio	9,822	864,532
SPDR Dow Jones Global Real Estate
ETF	12,169	612,101

TOTAL EXCHANGE TRADED FUNDS (COST
$12,258,908)		12,614,233
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $19,342,433)		19,484,321
____________________
Percentages indicated are based on net assets of $19,430,712.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 5.9%
HSBC Emerging Markets Local Debt
Fund, Class I Shares	7,983	62,823
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (a)	16,234	16,234

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $89,272)		79,057

Unaffiliated Investment Companies — 22.7%
Columbia High Yield Bond Fund, Class
Z Shares	36,468	107,945
Vanguard 500 Index Fund, Retail
Shares	564	103,858
Vanguard FTSE All World ex-U.S. Index
Fund, Retail Shares	3,081	89,946

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $307,863)		301,749

Exchange Traded Funds — 71.3%
iShares 1-3 Year Treasury Bond ETF	3,013	256,045
iShares 20+ Year Treasury Bond ETF	475	65,788
iShares 3-7 Year Treasury Bond ETF	2,131	266,674
iShares 7-10 Year Treasury Bond ETF	677	74,842
iShares iBoxx $ Investment Grade
Corporate Bond	1,514	187,569
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	875	34,571
PowerShares FTSE RAFI Emerging
Markets Portfolio	621	11,402
PowerShares FTSE RAFI U.S. 1000
Portfolio	575	50,611

TOTAL EXCHANGE TRADED FUNDS (COST
$921,356)		947,502
TOTAL INVESTMENT SECURITIES - 99.9%
(COST $1,318,491)		1,328,308
____________________
Percentages indicated are based on net assets of $1,329,302.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ETF	Exchange Traded Fund

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 86.0%
Brazil — 5.7%
Banco ABC Brasil SA, 7.88%, 4/8/20	100,000	99,740
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	204,200
Caixa Economica Federal, 4.50%,
10/3/18	150,000	149,393
Federal Republic of Brazil, 5.88%,
1/15/19	450,000	502,199
Federal Republic of Brazil, 2.63%,
1/5/23	200,000	180,500
Federal Republic of Brazil, 4.25%,
1/7/25	230,000	229,425
Federal Republic of Brazil, 8.25%,
1/20/34	100,000	138,105
Federal Republic of Brazil, 7.13%,
1/20/37	400,000	500,000
Federal Republic of Brazil, 5.63%,
1/7/41	200,000	212,000
Odebrecht Finance Ltd., Registered,
4.38%, 4/25/25	200,000	150,500
Petrobras International Finance Co.,
5.75%, 1/20/20	50,000	46,370
		2,412,432
Chile — 1.5%
Banco Santander Chile, Registered,
3.88%, 9/20/22	200,000	204,225
CorpBanca SA, 3.13%, 1/15/18	200,000	199,869
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	220,000	228,671
		632,765
China — 3.2%
CNOOC Finance (2013) Ltd., 3.00%,
5/9/23	200,000	196,064
CNOOC Finance (2014) ULC, 4.25%,
4/30/24	200,000	215,745
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23	200,000	197,100
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23	500,000	542,880
State Grid Corp. of China, 4.13%,
5/7/24	200,000	218,810
		1,370,599
Colombia — 5.8%
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	196,900
Republic of Colombia, 7.38%,
3/18/19	475,000	560,025
Republic of Colombia, 4.38%,
7/12/21	940,000	996,400
Republic of Colombia, 8.13%,
5/21/24	130,000	171,763
Republic of Colombia, 6.13%,
1/18/41	250,000	305,000
Republic of Colombia, 5.63%,
2/26/44, Callable 8/26/43 @ 100	210,000	243,075
		2,473,163
Costa Rica — 1.3%
Costa Rica Government International
Bond, Registered, 4.25%,
1/26/23	400,000	369,500
Costa Rica Government International
Bond, Registered, 4.38%,
4/30/25	200,000	180,550
		550,050
Croatia — 1.8%
Croatia, Registered, 6.75%, 11/5/19	500,000	551,560
Croatia, Registered, 6.38%, 3/24/21	200,000	219,774
		771,334
El Salvador — 0.6%
Republic of El Salvador, Registered,
7.75%, 1/24/23	225,000	255,656

Gabon — 0.9%
Gabonese Republic, 6.38%,
12/12/24	400,000	376,000

Indonesia — 12.0%
PT Pertamina (Persero) Tbk, 4.30%,
5/20/23	200,000	198,500
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	400,000	413,320
Republic of Indonesia, 6.88%,
1/17/18	575,000	650,469
Republic of Indonesia, 3.38%,
4/15/23	350,000	342,563
Republic of Indonesia, 5.88%,
1/15/24	200,000	231,500
Republic of Indonesia, Registered,
5.88%, 3/13/20	1,150,000	1,296,624
Republic of Indonesia, Registered,
4.88%, 5/5/21	520,000	564,200
Republic of Indonesia, Registered,
3.75%, 4/25/22	845,000	853,449
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	146,000
Republic of Indonesia, Registered,
6.63%, 2/17/37	175,000	214,813
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	137,750
		5,049,188
Iraq — 0.5%
Republic of Iraq, Registered, 5.80%,
1/15/28	250,000	199,653

Kazakhstan — 1.2%
Development Bank of Kazakhstan,
4.13%, 12/10/22	200,000	162,500
Kazakhstan Temir Zholy, Registered,
6.95%, 7/10/42	200,000	181,570
KazMunayGas National Co. JSC,
4.40%, 4/30/23	200,000	175,012
		519,082
Lebanon — 0.3%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21	100,000	111,834

Lithuania — 0.4%
Republic of Lithuania, Registered,
6.13%, 3/9/21	150,000	179,063

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Mexico — 14.3%
Comision Federal de Electricidad,
4.88%, 1/15/24	200,000	211,600
Petroleos Mexicanos, 5.50%,
1/21/21	820,000	886,009
Petroleos Mexicanos, 4.88%,
1/18/24	85,000	88,392
Petroleos Mexicanos, 4.50%,
1/23/26 (a)	250,000	249,575
Petroleos Mexicanos, 6.50%, 6/2/41	125,000	139,863
Petroleos Mexicanos, 5.50%,
6/27/44	30,000	30,150
Petroleos Mexicanos, 6.38%,
1/23/45	50,000	56,120
United Mexican States, Series G,
3.50%, 1/21/21	200,000	207,000
United Mexican States, 3.63%,
3/15/22	600,000	617,700
United Mexican States, 4.00%,
10/2/23	690,000	733,125
United Mexican States, 3.60%,
1/30/25	510,000	525,300
United Mexican States, Series A,
6.05%, 1/11/40	742,000	946,049
United Mexican States, 4.75%,
3/8/44, MTN	16,000	17,440
United Mexican States, 5.55%,
1/21/45	590,000	716,850
United Mexican States, 4.60%,
1/23/46	535,000	572,450
		5,997,623
Netherlands — 1.4%
Petrobras Global Finance BV, 6.25%,
3/17/24	475,000	429,082
Petrobras Global Finance BV, 5.63%,
5/20/43	200,000	156,000
		585,082
Nigeria — 0.4%
Republic of Nigeria, 6.38%, 7/12/23	200,000	183,532

Panama — 2.7%
Republic of Panama, 5.20%, 1/30/20	775,000	865,288
Republic of Panama, 7.13%, 1/29/26	200,000	266,000
		1,131,288
Peru — 2.3%
Republic of Peru, 7.35%, 7/21/25	190,000	257,925
Republic of Peru, 8.75%, 11/21/33	110,000	174,625
Republic of Peru, 6.55%, 3/14/37	425,000	562,063
		994,613
Philippines — 1.6%
Republic of Philippines, 4.20%,
1/21/24	200,000	224,750
Republic of Philippines, 7.75%,
1/14/31	100,000	151,750
Republic of Philippines, 5.00%,
1/13/37	250,000	309,375
		685,875
Poland — 0.7%
Republic of Poland, 5.13%, 4/21/21	265,000	304,088

Republic of Serbia — 0.5%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	228,908

Romania — 0.5%
Republic of Romania, 6.13%,
1/22/44	150,000	200,063

Russian Federation — 7.2%
Russia Federation, Registered,
5.00%, 4/29/20	300,000	265,620
Russia Foreign Bond, Registered,
7.50%, 3/31/30	2,749,035	2,764,419
		3,030,039
South Africa — 4.5%
Republic of South Africa, 6.88%,
5/27/19	725,000	831,031
Republic of South Africa, 5.50%,
3/9/20	400,000	439,500
Republic of South Africa, 4.67%,
1/17/24	340,000	360,825
Republic of South Africa, 5.88%,
9/16/25	250,000	290,000
		1,921,356
Sri Lanka — 0.5%
Bank of Ceylon, Registered, 6.88%,
5/3/17	200,000	207,000

Turkey — 8.8%
Republic of Turkey, 5.63%, 3/30/21	1,975,000	2,196,002
Republic of Turkey, 5.13%, 3/25/22	765,000	830,025
Republic of Turkey, 7.38%, 2/5/25	300,000	382,410
Republic of Turkey, 6.75%, 5/30/40	100,000	130,000
Turkiye Is Bankasi AS, 3.88%,
11/7/17	200,000	201,628
		3,740,065
United States — 0.0%
Pemex Project Funding Master Trust,
6.63%, 6/15/35	10,000	11,473

Uruguay — 1.0%
Republic of Uruguay, PIK, 7.88%,
1/15/33	260,000	374,400
Republic of Uruguay, PIK, 7.63%,
3/21/36	40,000	57,400
		431,800
Venezuela — 4.4%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	38,700
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	815,000	273,025
Bolivarian Republic of Venezuela,
Registered, 9.00%, 5/7/23	270,000	89,775
Petroleos de Venezuela SA,
Registered, 5.25%, 4/12/17	335,000	124,092
Petroleos de Venezuela SA,
Registered, 8.50%, 11/2/17	190,000	108,775
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	280,000	88,200
Republic of Venezuela, 7.00%,
12/1/18	100,000	35,000
Republic of Venezuela, 7.75%,
10/13/19	1,470,000	481,425

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Venezuela, continued
Republic of Venezuela, 9.25%,
9/15/27	1,185,000	438,450
Republic of Venezuela, Registered,
6.00%, 12/9/20	100,000	31,750
Republic of Venezuela, Registered,
8.25%, 10/13/24	475,000	155,563
		1,864,755
TOTAL YANKEE DOLLARS
(COST $37,082,201)		36,418,379

U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds — 0.2%
3.38%, 5/15/44	75,000	93,545

U.S. Treasury Notes — 1.8%
2.00%, 5/31/21	550,000	569,465
2.25%, 11/15/24	186,000	195,939
		765,404
TOTAL U.S. TREASURY OBLIGATIONS
(COST $816,871)		858,949

	Shares
Investment Companies — 11.1%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	4,687,929	4,687,929

TOTAL INVESTMENT COMPANIES
(COST $4,687,929)		4,687,929
TOTAL INVESTMENT SECURITIES
(COST $42,587,001) — 99.1%		41,965,257
____________________
Percentages indicated are based on net assets of $42,331,407.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
MTN	Medium Term Note
ULC	Unlimited Liability Co.
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	69.5
Investment Companies	11.1
Oil, Gas & Consumable Fuels	9.2
Banks	3.5
U.S. Treasury Obligations	2.0
Diversified Financial Services	1.5
Electric Utilities	1.0
Capital Markets	0.5
Construction & Engineering	0.4
Transportation Infrastructure	0.4
Total	99.1

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2015, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2015 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	9/20/16	1 .26	550,000	1 .00	(2,279)	(11,666)	9,387
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	1 .82	300,000	1 .00	(7,776)	(8,671)	895
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	6/20/18	1 .82	500,000	1 .00	(12,961)	(9,814)	(3,147)
People's Republic of China	JPMorgan Chase Bank N.A.	9/20/16	0 .31	500,000	1 .00	6,226	(4,641)	10,867
People's Republic of China	JPMorgan Chase Bank N.A.	9/20/16	0 .31	500,000	1 .00	6,226	(3,227)	9,453
						(10,564)	(38,019)	27,455

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At January 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Russian Ruble	Standard Chartered Bank	2/17/15	26,360,000	397,887	380,213	17,674
Russian Ruble	Standard Chartered Bank	2/20/15	33,288,000	512,675	479,490	33,185
South African Rand	Barclays Bank PLC	5/8/15	36,866	3,078	3,121	(43)
				913,640	862,824	50,816

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Russian Ruble	Barclays Bank PLC	2/17/15	26,360,000	400,000	380,213	(19,787)
Russian Ruble	Standard Chartered Bank	2/20/15	33,288,000	600,000	479,490	(120,510)
Russian Ruble	Standard Chartered bank	4/15/15	26,360,000	386,057	370,525	(15,532)
Russian Ruble	Standard Chartered bank	7/21/15	33,288,000	479,447	449,149	(30,298)
				1,865,504	1,679,377	(186,127)

See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 72.0%†
Brazil — 11.3%
Letra Tesouro Nacional, Series
LTN, 12.27%, 7/1/15	125,000	44,419
Letra Tesouro Nacional,
12.47%, 1/1/16	2,493,000	832,708
Letra Tesouro Nacional,
12.98%, 1/1/17	6,500,000	1,934,103
Nota do Tesouro Nacional,
Series F, 1.65%, 1/1/17	4,100,000	1,481,158
Nota do Tesouro Nacional,
1.24%, 1/1/21	500,000	173,214
		4,465,602
Colombia — 3.6%
Titulos de Tesoreria B, Series
B, 10.00%, 7/24/24	2,806,800,000	1,425,852

Indonesia — 11.2%
Indonesia Government, Series
FR60, 6.25%, 4/15/17	4,240,000,000	331,935
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	771,255
Indonesia Government, Series
FR66, 5.25%, 5/15/18	9,473,000,000	715,430
Indonesia Government, Series
FR69, 7.88%, 4/15/19	4,300,000,000	352,250
Indonesia Government, Series
FR70, 8.38%, 3/15/24	10,372,000,000	888,242
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	830,436
Indonesia Government, Series
FR65, 6.63%, 5/15/33	6,890,000,000	497,995
		4,387,543
Malaysia — 8.0%
Malaysian Government, Series
0214, 3.39%, 3/15/17	500,000	137,572
Malaysian Government, Series
0210, 4.01%, 9/15/17	3,800,000	1,059,563
Malaysian Government, Series
0111, 4.16%, 7/15/21	5,000	1,406
Malaysian Government, Series
0112, 3.42%, 8/15/22	2,350,000	628,352
Malaysian Government, Series
0114, 4.18%, 7/15/24	2,828,000	801,395
Malaysian Government, Series
0310, 4.50%, 4/15/30	1,700,000	488,390
		3,116,678
Mexico — 3.9%
Mexican Bonos Desarr, Series
M 10, 7.25%, 12/15/16 (a)	10,000,000	712,401
Mexican Bonos Desarr, 8.00%,
6/11/20 (a)	9,610,000	739,706
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	900,000	79,977
		1,532,084
Peru — 3.9%
Peru Bono Soberano, 9.91%,
5/5/15	515,000	171,072
Republic of Peru, Registered,
7.84%, 8/12/20	1,179,000	445,464
Republic of Peru, Registered,
5.20%, 9/12/23	2,360,000	772,536
Republic of Peru, Registered,
6.90%, 8/12/37	400,000	146,318
		1,535,390
Poland — 3.7%
Poland Government Bond,
Series 0719, 3.25%,
7/25/19	808,000	232,890
Poland Government Bond,
Series 1019, 5.50%,
10/25/19	1,436,000	454,435
Poland Government Bond,
Series 0922, 5.75%,
9/23/22	660,000	227,672
Poland Government Bond,
Series 0429, 5.75%,
4/25/29	1,350,000	525,756
		1,440,753
Romania — 1.7%
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	1,810,000	505,180
Romania Government Bond,
Series 10YR, 5.95%,
6/11/21	520,000	159,899
		665,079
Russian Federation — 3.6%
Russia Government Bond,
Series 5080, 7.40%,
4/19/17 (a)	36,000,000	451,307
Russia Government Bond,
7.50%, 2/27/19 (a)	35,615,000	407,657
Russia Government Bond,
Series 6215, 7.00%,
8/16/23 (a)	28,000,000	277,762
Russia Government Bond,
Series 6215, 7.00%,
8/16/23 (a)	26,000,000	257,922
		1,394,648
South Africa — 7.8%
Republic of South Africa, Series
R159, 13.50%, 9/15/16	7,950,000	758,683
Republic of South Africa, Series
R203, 8.25%, 9/15/17	4,300,000	387,172
Republic of South Africa, Series
R213, 7.00%, 2/28/31	19,000,000	1,550,537
Republic of South Africa, Series
R209, 6.25%, 3/31/36	4,800,000	350,798
		3,047,190
Thailand — 5.0%
Thailand Government Bond,
3.25%, 6/16/17	23,450,000	735,964
Thailand Government Bond,
4.88%, 6/22/29	32,900,000	1,240,089
		1,976,053
Turkey — 8.3%
Turkey Government Bond,
10.70%, 2/24/16 (a)	2,700,000	1,145,929
Turkey Government Bond,
8.20%, 7/13/16 (a)	1,650,000	687,472
Turkey Government Bond,
Series 5YR, 9.00%, 3/8/17 (a)	780,000	332,322

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

	Principal
	Amount ($)	Value ($)
Foreign Bonds, continued
Turkey, continued
Turkey Government Bond,
10.50%, 1/15/20 (a)	680,000	319,675
Turkey Government Bond,
9.50%, 1/12/22 (a)	990,000	459,419
Turkey Government Bond,
8.50%, 9/14/22 (a)	406,000	179,286
Turkey Government Bond,
8.80%, 9/27/23 (a)	300,000	135,851
		3,259,954

TOTAL FOREIGN BONDS
(COST $32,425,902)		28,246,826

Yankee Dollars — 2.1%
China — 0.5%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	199,587

Turkey — 1.6%
Republic of Turkey, 7.00%,
9/26/16	565,000	613,731

TOTAL YANKEE DOLLARS
(COST $810,270)		813,318

	Shares
Investment Companies — 22.6%
Northern Institutional Diversified
Assets Portfolio,
Institutional Shares,
0.01% (b)	8,852,720	8,852,720

TOTAL INVESTMENT COMPANIES
(COST $8,852,720)		8,852,720
TOTAL INVESTMENT SECURITIES
(COST $42,088,892) — 96.7%		37,912,864
____________________
Percentages indicated are based on net assets of $39,191,977.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	73.6
Investment Companies	22.6
Oil, Gas & Consumable Fuels	0.5
Total	96.7

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Interest Rate Swap Agreements

At January 31, 2015, the Fund's open interest rate swap agreements were as follows:

Pay/									Unrealized
Receive					Notional				Appreciation/
Floating		Fixed	Expiration		Amount		Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)		Amount ($)	Value ($)	($)
Pay	3-Month ZAR-JIBAR-SAFEX	5.94	8/8/15	JP Morgan Chase Bank N.A.	17,000,000	ZAR	1,461,109	(1,301)	(1,301)
Pay	3-Month ZAR-JIBAR-SAFEX	6.27	11/12/15	JP Morgan Chase Bank N.A	16,600,000	ZAR	1,426,730	3,285	3,285
Pay	1-Year BRL CDI	12.13	1/4/16	Barclays Bank PLC	5,200,000	BRL	1,938,490	(5,910)	(5,910)
Pay	1-Year BRL CDI	12.09	1/4/16	Credit Suisse International	15,943,570	BRL	5,943,549	(20,553)	(20,553)
Pay	1-Year BRL CDI	12.85	1/4/16	Credit Suisse International	6,666,667	BRL	2,485,244	4,581	4,581
Pay	3-Month ZAR-JIBAR-SAFEX	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	1,718,951	(14,394)	(14,394)
Pay	3-Month MYR-KLIBOR-BNM	3.52	1/25/18	Standard Chartered Bank	2,200,000	MYR	606,562	(4,384)	(4,384)
Pay	3-Month MYR-KLIBOR-BNM	3.24	5/3/18	Standard Chartered Bank	1,500,000	MYR	413,565	(7,340)	(7,340)
Pay	1-Month MXN-TIIE-Banxico	5.35	5/7/19	JP Morgan Chase Bank N.A.	24,000,000	MXN	1,601,655	46,088	46,088
Pay	1-Month MXN-TIIE-Banxico	4.94	7/19/19	Barclays Bank PLC	16,000,000	MXN	1,067,770	12,112	12,112
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	417,098	37,895	37,895
								50,079	50,079

At January 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Bank of America	2/3/15	222,210	90,000	82,773	7,227
Brazilian Real	Barclays Bank PLC	2/3/15	11,044,801	4,358,814	4,114,185	244,629
Brazilian Real	Barclays Bank PLC	2/3/15	1,215,797	490,437	452,884	37,553
Brazilian Real	JP Morgan Chase Bank N.A.	2/3/15	495,767	201,000	184,673	16,327
Brazilian Real	Standard Chartered Bank	2/3/15	363,516	147,000	135,410	11,590
Brazilian Real	Barclays Bank PLC	5/5/15	1,605,811	573,320	583,195	(9,875)
Chilean Peso	Barclays Bank PLC	3/10/15	57,736,250	95,000	90,892	4,108
Chilean Peso	JP Morgan Chase Bank N.A.	3/10/15	75,937,500	125,000	119,546	5,454
Chilean Peso	Standard Chartered Bank	3/10/15	54,120,900	89,000	85,201	3,799
Chilean Peso	UBS Warburg	3/10/15	60,201,900	99,000	94,774	4,226
Chinese Renminbi	Barclays Bank PLC	2/6/15	8,085,975	1,310,000	1,292,691	17,309
Chinese Renminbi	UBS Warburg	4/13/15	4,536,489	732,578	720,333	12,245
Colombian Peso	Bank of America	3/10/15	1,252,585,000	523,000	511,734	11,266
Colombian Peso	Barclays Bank PLC	3/10/15	1,983,600,000	950,000	810,384	139,616
Colombian Peso	JP Morgan Chase Bank N.A.	3/10/15	2,604,558,000	1,254,000	1,064,071	189,929
Colombian Peso	Standard Chartered Bank	3/10/15	664,800,000	277,000	271,599	5,401
Colombian Peso	UBS Warburg	3/10/15	921,960,000	390,000	376,659	13,341
European Euro	Barclays Bank PLC	2/13/15	39,367	50,224	44,486	5,738
Hungarian Forint	Barclays Bank PLC	3/18/15	67,224,600	270,000	244,333	25,667
Hungarian Forint	Standard Chartered Bank	3/18/15	92,775,750	370,000	337,201	32,799
Indian Rupee	Barclays Bank PLC	3/12/15	12,526,000	200,000	200,637	(637)
Indian Rupee	Credit Suisse First Boston	3/12/15	25,344,900	405,000	405,967	(967)
Indonesian Rupiah	Barclays Bank PLC	3/13/15	20,981,381,129	1,685,929	1,645,675	40,254
Korean Won	Barclays Bank PLC	2/25/15	839,313,000	786,404	767,402	19,002
Malaysian Ringgit	Standard Chartered Bank	3/3/15	7,322,792	2,119,031	2,014,007	105,024

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Mexican Peso	Barclays Bank PLC	2/5/15	5,452,488	374,741	363,764	10,977
Mexican Peso	Barclays Bank PLC	4/14/15	14,981,152	1,005,160	995,259	9,901
Peruvian Nuevo	Barclays Bank PLC	4/20/15	1,237,275	405,000	400,084	4,916
Peruvian Nuevo	Standard Chartered Bank	4/20/15	5,789,934	1,914,978	1,872,228	42,750
Philippine Peso	Barclays Bank PLC	2/17/15	103,182,760	2,331,814	2,339,615	(7,801)
Philippine Peso	UBS Warburg	2/17/15	10,598,455	233,343	240,314	(6,971)
Philippine Peso	Barclays Bank PLC	5/19/15	113,781,215	2,570,456	2,570,807	(351)
Russian Ruble	Barclays Bank PLC	2/20/15	23,268,500	538,000	335,166	202,834
Russian Ruble	Standard Chartered Bank	2/20/15	72,491,039	1,116,449	1,044,182	72,267
South African Rand	Barclays Bank PLC	5/8/15	1,148,331	97,121	97,206	(85)
Thai Baht	Standard Chartered Bank	3/26/15	27,961,498	842,000	852,345	(10,345)
Turkish Lira	JP Morgan Chase Bank N.A.	3/24/15	806,749	343,075	326,382	16,693
Turkish Lira	Standard Chartered Bank	3/24/15	1,048,248	460,000	424,084	35,916
Turkish Lira	UBS Warburg	3/24/15	525,723	229,213	212,689	16,524
				30,053,087	28,724,837	1,328,250

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	2/3/15	2,075,174	766,671	773,002	6,331
Brazilian Real	Barclays Bank PLC	2/3/15	1,068,210	414,390	397,908	(16,482)
Brazilian Real	Standard Chartered Bank	2/3/15	10,198,707	4,075,128	3,799,015	(276,113)
Brazilian Real	Barclays Bank PLC	5/5/15	274,200	100,000	99,583	(417)
Chilean Peso	Bank of America	3/10/15	16,616,600	28,000	26,159	(1,841)
Chilean Peso	Barclays Bank PLC	3/10/15	14,850,000	25,000	23,378	(1,622)
Chilean Peso	JP Morgan Chase Bank N.A.	3/10/15	17,823,000	30,000	28,058	(1,942)
Chilean Peso	Standard Chartered Bank	3/10/15	282,903,644	463,878	445,366	(18,512)
Chilean Peso	Standard Chartered Bank	3/10/15	11,270,800	19,000	17,743	(1,257)
Chinese Renminbi	Barclays Bank PLC	2/6/15	1,649,770	267,000	263,746	(3,254)
Chinese Renminbi	JP Morgan Chase Bank N.A.	2/6/15	1,285,125	207,000	205,451	(1,549)
Chinese Renminbi	Standard Chartered Bank	2/6/15	614,592	99,000	98,254	(746)
Chinese Renminbi	UBS Warburg	2/6/15	4,536,489	738,120	725,241	(12,879)
Chinese Renminbi	Barclays Bank PLC	4/13/15	4,574,976	739,330	726,444	(12,886)
Colombian Peso	Bank of America	3/10/15	354,051,000	162,000	144,645	(17,355)
Colombian Peso	Barclays Bank PLC	3/10/15	1,276,632,000	540,000	521,558	(18,442)
Colombian Peso	JP Morgan Chase Bank N.A.	3/10/15	3,459,178,000	1,473,000	1,413,220	(59,780)
Colombian Peso	Standard Chartered Bank	3/10/15	5,123,968,472	2,312,353	2,093,357	(218,996)
Colombian Peso	UBS Warburg	3/10/15	681,871,000	312,000	278,573	(33,427)
European Euro	Credit Suisse First Boston	2/23/15	400,000	451,116	452,044	928
Hungarian Forint	Bank of America	3/18/15	19,002,600	69,000	69,066	66
Hungarian Forint	Barclays Bank PLC	3/18/15	405,697,195	1,618,859	1,474,537	(144,322)
Hungarian Forint	Standard Chartered Bank	3/18/15	84,969,722	311,755	308,829	(2,926)
Hungarian Forint	UBS Warburg	3/18/15	35,518,860	129,000	129,096	96
Indian Rupee	JP Morgan Chase Bank N.A.	3/12/15	9,633,600	150,000	154,308	4,308
Indian Rupee	Standard Chartered Bank	3/12/15	41,733,540	662,000	668,475	6,475
Indian Rupee	UBS Warburg	3/12/15	10,442,880	168,000	167,271	(729)
Indian Rupee	UBS Warburg	3/12/15	25,071,240	399,414	401,583	2,169
Indonesian Rupiah	Standard Chartered Bank	3/13/15	1,989,090,000	159,000	156,014	(2,986)
Indonesian Rupiah	UBS Warburg	3/13/15	4,975,425,000	405,000	390,247	(14,753)
Malaysian Ringgit	Barclays Bank PLC	3/3/15	336,650	100,000	92,590	(7,410)
Malaysian Ringgit	Standard Chartered Bank	3/3/15	7,753,843	2,321,775	2,132,560	(189,215)
Mexican Peso	Barclays Bank PLC	2/5/15	3,681,152	245,733	245,589	(144)
Mexican Peso	JP Morgan Chase Bank N.A.	2/5/15	1,771,336	120,000	118,175	(1,825)
Mexican Peso	Barclays Bank PLC	4/14/15	6,000,000	402,633	398,604	(4,029)
Mexican Peso	Standard Chartered Bank	4/14/15	43,050,408	2,973,916	2,860,013	(113,903)
Peruvian Nuevo	Standard Chartered Bank	4/20/15	611,600	200,000	197,767	(2,233)
Philippine Peso	Barclays Bank PLC	2/17/15	113,781,215	2,579,488	2,579,930	442
Philippine Peso	Barclays Bank PLC	3/5/15	11,290,000	250,000	255,836	5,836
Philippine Peso	UBS Warburg	3/5/15	8,118,880	180,500	183,977	3,477
Philippine Peso	Barclays Bank PLC	5/19/15	103,182,760	2,324,198	2,331,343	7,145
Polish Zloty	Barclays Bank PLC	3/9/15	1,269,351	376,547	342,433	(34,114)
Polish Zloty	Standard Chartered Bank	3/9/15	4,400,000	1,173,517	1,186,990	13,473

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Polish Zloty	Barclays Bank PLC	3/17/15	742,917	200,000	200,357	357
Polish Zloty	Standard Chartered Bank	3/17/15	5,324,410	1,553,416	1,435,941	(117,475)
Romanian Leu	Standard Chartered Bank	3/30/15	1,004,813	279,115	255,939	(23,176)
Russian Ruble	Barclays Bank PLC	2/20/15	41,575,889	759,155	598,871	(160,284)
Russian Ruble	Standard Chartered Bank	2/20/15	4,061,210	101,000	58,499	(42,501)
Russian Ruble	UBS Warburg	2/20/15	50,122,439	1,254,629	721,978	(532,651)
Russian Ruble	Standard Chartered Bank	4/15/15	10,819,000	155,000	152,075	(2,925)
Russian Ruble	UBS Warburg	4/15/15	5,438,400	80,000	76,444	(3,556)
Russian Ruble	Standard Chartered Bank	7/21/15	72,491,039	1,044,088	978,108	(65,980)
South African Rand	Barclays Bank PLC	5/8/15	15,862,753	1,324,269	1,342,788	18,519
Thai Baht	Standard Chartered Bank	3/26/15	62,482,376	1,900,818	1,904,638	3,820
Turkish Lira	Barclays Bank PLC	3/24/15	596,726	250,000	241,414	(8,586)
Turkish Lira	JP Morgan Chase Bank N.A.	3/24/15	550,240	239,936	222,608	(17,328)
Turkish Lira	Standard Chartered Bank	3/24/15	2,300,000	993,821	930,499	(63,322)
				40,678,568	38,498,137	(2,180,431)

See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 84.9%
Argentina — 4.0%
Banco Macro SA, ADR	101,886	3,936,875
BBVA Banco Frances SA, ADR	152,844	2,162,743
YPF Sociedad Anonima, ADR	61,162	1,434,249
		7,533,867
Cambodia — 0.8%
NagaCorp Ltd.	1,916,000	1,502,608

Colombia — 2.5%
Banco Davivienda SA	458,095	4,811,970

Croatia — 1.3%
Hrvatski Telekom dd	44,597	1,043,909
Ledo dd	1,252	1,496,069
		2,539,978
Egypt — 3.2%
Centamin plc	3,135,566	3,167,252
Commercial International Bank,
Registered, GDR	405,120	2,892,350
		6,059,602
Georgia — 3.2%
Bank of Georgia Holdings plc	163,193	4,981,429
TBC Bank JSC, Registered,
GDR (a)	85,670	1,126,561
		6,107,990
Kazakhstan — 1.4%
Halyk Savings Bank of
Kazakhstan JSC,
Registered, GDR	423,015	2,588,852

Kenya — 1.4%
Safaricom Ltd.	16,946,200	2,624,708

Kuwait — 8.6%
Kuwait Projects Co. (Holding)
KSC	1,775,429	4,213,779
Mabanee Co. SAKC	1,206,427	4,016,035
Mobile Telecommunications Co.	1,445,000	2,555,630
National Bank of Kuwait	1,832,242	5,592,336
		16,377,780
Morocco — 1.5%
Attijariwafa Bank	75,630	2,891,506

Nigeria — 5.5%
Dangote Cement plc	1,936,731	1,604,611
Diamond Bank plc	116,539,388	2,209,293
Guaranty Trust Bank plc	13,863,065	1,472,364
Nestle Foods Nigeria plc	221,353	935,173
Nigerian Breweries plc	2,085,546	1,552,451
Zenith Bank plc	31,591,135	2,658,377
		10,432,269
Oman — 2.5%
Bank Muscat SAOG	2,458,057	3,853,435
Ooredoo	527,663	942,087
		4,795,522
Pakistan — 14.8%
Bank Alfalah Ltd.	3,068,500	1,023,134
D.G. Khan Cement Co. Ltd.	3,243,500	4,206,820
Engro Corp. Ltd.	1,746,397	5,130,072
Engro Fertilizers Ltd. (a)	3,766,830	3,173,088
MCB Bank Ltd.	357,969	1,187,288
Nishat Mills Ltd.	3,271,400	4,248,677
Pakistan Petroleum Ltd.	808,680	1,361,622
The Hub Power Co. Ltd.	3,728,692	3,107,928
United Bank Ltd.	2,504,500	4,457,950
		27,896,579
Peru — 3.4%
Credicorp Ltd.	44,500	6,413,340

Philippines — 9.4%
Energy Development Corp.	17,772,500	3,438,672
First Gen Corp.	6,278,500	4,425,560
Robinsons Land Corp.	9,952,100	6,266,798
Vista Land & Lifescapes, Inc.	23,224,500	3,623,241
		17,754,271
Qatar — 4.7%
Doha Bank QSC	65,193	1,045,164
Gulf International Services QSC	38,512	1,070,473
Industries Qatar QSC	23,293	950,325
Qatar Electricity & Water Co.	41,346	2,126,845
Qatar National Bank	69,434	3,770,730
		8,963,537
Romania — 1.5%
SIF 5 Oltenia Craiova	6,703,000	2,830,829

South Korea — 0.8%
Kolao Holdings	102,943	1,587,245

Sri Lanka — 2.9%
John Keells Holdings plc	3,410,653	5,509,067

Turkmenistan — 0.8%
Dragon Oil plc	185,126	1,547,808

United Arab Emirates — 10.7%
Al Noor Hospitals Group plc	243,127	3,322,704
Aramex PJSC	394,439	350,188
DAMAC Properties Dubai Co. (a)	293,169	142,873
DP World Ltd.	123,552	2,424,230
Emaar Properties PJSC	2,078,261	3,788,080
First Gulf Bank PJSC	392,685	1,810,709
Gulf Marine Services plc	1,294,802	2,230,181
NMC Health plc	467,090	3,556,737
Union National Bank PJSC	1,685,828	2,652,623
		20,278,325

TOTAL COMMON STOCKS
(COST $170,652,210)		161,047,653

	Principal Amount ($)	Value ($)
Convertible Corporate Bonds — 0.1%
Oman — 0.1%
Bank Muscat SAOG, 0.45%,
3/20/16	45,141	12,311
Bank Muscat SAOG, 0.45%,
3/20/17	270,600	70,285
Renaissance Services SAOG,
0.38%, 7/25/17	142,800	42,655
		125,251
TOTAL CONVERTIBLE CORPORATE BONDS
(COST $198,545)		125,251

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Warrants — 0.0%
Sri Lanka — 0.0%
John Keells Holdings plc,
11/12/15 (a)(b)	1	–
John Keells Holdings plc,
11/11/16 (a)(b)	1	1
		1
Ukraine — 0.0%
EastCoal, Inc., 5/31/15 (a)(b)	3,605	–

TOTAL WARRANTS
(COST $–)		1

Participatory Notes — 8.8%
Saudi Arabia — 3.1%
Al Tayyar Travel Group, 6/20/15,
(Merrill Lynch International & Co.)	53,832	1,988,734
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	1,493	76,640
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	28,674	1,471,917
Samba Financial Group, 13.52%,
9/27/16, (Deutsche Bank AG)	191,492	2,336,721
		5,874,012
United Arab Emirates — 2.2%
Aramex PJSC, 3/30/16, (Merrill
Lynch International & Co.)	4,752,083	4,230,686

Vietnam — 3.5%
PetroVietnam Drilling & Well
Services JSC, 9/6/16,
(JPMorgan Chase)(a)	954,235	2,579,984
Vietnam Dairy Products JSC,
2/22/18, (JPMorgan Chase)	425,546	2,081,008
Vietnam Dairy Products JSC,
1796.15%, 1/20/15, (Citigroup
Global Markets Holding, Inc.)	405,838	1,984,631
		6,645,623

TOTAL PARTICIPATORY NOTES
(COST $17,709,490)		16,750,321

Investment Companies — 6.2%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	11,776,791	11,776,791

TOTAL INVESTMENT COMPANIES
(COST $11,776,791)		11,776,791
TOTAL INVESTMENT SECURITIES
(COST $200,337,036) — 100.0%		189,700,017
____________________
Percentages indicated are based on net assets of $189,658,220.
(a)	Represents non-income producing security.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2015. The total of all such securities represents less than 0.005% of net assets of the Fund.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Banks	35.4
Real Estate Management &
Development	6.8
Investment Companies	6.2
Independent Power and Renewable
Electricity Producers	5.8
Energy Equipment & Services	4.5
Chemicals	4.4
Oil, Gas & Consumable Fuels	3.6
Health Care Providers & Services	3.6
Diversified Financial Services	3.5
Food Products	3.4
Construction Materials	3.1
Industrial Conglomerates	2.9
Air Freight & Logistics	2.4
Textiles, Apparel & Luxury Goods	2.2
Hotels, Restaurants & Leisure	2.0
Wireless Telecommunication Services	1.8
Metals & Mining	1.7
Capital Markets	1.5
Multi-Utilities	1.1
Hotels Restaurants & Leisure	1.0
Commercial Services & Supplies	0.8
Beverages	0.8
Specialty Retail	0.8
Marine	0.7
Total	100.0

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 1.1%†
Brazil — 0.8%
Letra Tesouro Nacional, Series
LTN, 7/1/15	24,000,000	8,528,513

Mexico — 0.0%
Mexican Bonos Desarr, Series M,
6.50%, 6/10/21 (a)	1,000,000	72,343
Mexican Bonos Desarr, Series
M30, 10.00%, 11/20/36 (a)	711,800	71,680
		144,023
South Africa — 0.3%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	35,115,000	3,161,756

TOTAL FOREIGN BONDS
(COST $13,672,261)		11,834,292

Yankee Dollars — 40.2%
Barbados — 0.1%
Columbus International, Inc.,
7.38%, 3/30/21, Callable
3/30/18 @ 103.69 (b)	1,100,000	1,131,625

Brazil — 3.8%
Banco Bradesco SA, Registered,
4.10%, 3/23/15	9,000,000	9,018,450
Banco do Estado do Rio Grande
do Sul SA, Registered,
7.38%, 2/2/22	1,900,000	1,916,625
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	204,200
Caixa Economica Federal, 4.50%,
10/3/18	1,200,000	1,195,140
Caixa Economica Federal,
Registered, 2.38%, 11/6/17	3,750,000	3,618,750
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	700,000	697,165
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	780,000	774,228
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	3,175,000	2,841,625
Federal Republic of Brazil, 6.00%,
1/17/17	5,900,000	6,394,420
Federal Republic of Brazil, 4.88%,
1/22/21	6,800,000	7,191,000
Federal Republic of Brazil, 2.63%,
1/5/23	390,000	351,975
Federal Republic of Brazil,
11.00%, 8/17/40, Callable
8/17/15 @ 100 (b)	900,000	951,975
Marfrig Overseas Ltd., 9.50%,
5/4/20, Callable 5/4/15 @
104.75 (b)	1,100,000	1,027,125
Odebrecht Finance Ltd.,
Registered, 4.38%, 4/25/25	200,000	150,500
Odebrecht Finance Ltd.,
Registered, 5.25%, 6/27/29	3,600,000	2,574,000
Odebrecht Oil & Gas Finance
Ltd., 7.00%, 12/29/49 (a)	4,700,000	2,397,000
Petrobras International Finance
Co., 7.88%, 3/15/19	800,000	794,256
Petrobras International Finance
Co., 5.38%, 1/27/21	500,000	449,220
		42,547,654
Chile — 0.6%
Banco del Estado de Chile,
2.00%, 11/9/17	2,600,000	2,592,038
Banco Santander Chile,
Registered, 3.88%, 9/20/22	300,000	306,337
Codelco, Inc., Registered, 3.88%,
11/3/21	930,000	967,711
CorpBanca SA, 3.13%, 1/15/18	2,400,000	2,398,426
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	465,000	483,328
		6,747,840
China — 3.6%
CNOOC Curtis Funding No.1 Pty
Ltd., 4.50%, 10/3/23	1,425,000	1,552,327
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	1,300,000	1,297,317
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	1,000,000	1,078,727
CNPC (HK) Overseas Capital
Ltd., Registered, 3.13%,
4/28/16	2,000,000	2,041,074
CNPC General Capital Ltd.,
1.45%, 4/16/16	800,000	800,473
CNPC General Capital Ltd.,
Registered, 1.45%, 4/16/16	4,450,000	4,451,655
CNPC General Capital Ltd.,
Registered, 2.75%, 4/19/17	3,794,000	3,854,450
Industrial & Commercial Bank of
China, Series MTN, 2.35%,
11/13/17	2,300,000	2,308,052
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,300,000	3,294,011
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,375,000	3,368,459
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	10,000,000	10,492,649
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23	5,400,000	5,863,088
		40,402,282
Colombia — 6.2%
Banco Davivienda SA,
Registered, 2.95%, 1/29/18	5,000,000	4,957,500
Banco de Bogota SA, Registered,
5.00%, 1/15/17	600,000	628,560
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	5,690,000	5,967,103
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	830,000	817,135
Republic of Colombia, 7.38%,
1/27/17	22,585,000	25,159,689
Republic of Colombia, 7.38%,
3/18/19	21,070,000	24,841,530
Republic of Colombia, 4.38%,
7/12/21	6,140,000	6,508,400

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Colombia, continued
Republic of Colombia, 6.13%,
1/18/41	1,330,000	1,622,600
		70,502,517
Costa Rica — 0.4%
Costa Rica Government
International Bond,
Registered, 4.25%, 1/26/23	3,140,000	2,900,575
Costa Rica Government
International Bond,
Registered, 4.38%, 4/30/25	970,000	875,668
Republic of Costa Rica, 4.25%,
1/26/23	1,200,000	1,108,500
		4,884,743
Gabon — 0.3%
Gabonese Republic, 6.38%,
12/12/24	3,100,000	2,914,000

India — 0.1%
ICICI Bank Ltd., 5.00%, 1/15/16	250,000	257,430
ICICI Bank Ltd., 4.75%, 11/25/16	600,000	628,664
		886,094
Indonesia — 4.6%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23	1,300,000	1,290,250
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,343,290
Republic of Indonesia, 5.88%,
1/15/24	3,700,000	4,282,750
Republic of Indonesia,
Registered, 7.25%, 4/20/15	4,784,000	4,850,019
Republic of Indonesia,
Registered, 7.50%, 1/15/16	4,323,000	4,571,573
Republic of Indonesia,
Registered, 6.88%, 3/9/17	3,300,000	3,636,039
Republic of Indonesia,
Registered, 11.63%, 3/4/19	6,750,000	9,036,563
Republic of Indonesia,
Registered, 5.88%, 3/13/20	2,990,000	3,371,225
Republic of Indonesia,
Registered, 4.88%, 5/5/21	12,160,000	13,193,599
Republic of Indonesia,
Registered, 3.75%, 4/25/22	3,855,000	3,893,550
Republic of Indonesia,
Registered, 5.38%, 10/17/23	1,740,000	1,944,450
Republic of Indonesia,
Registered, 5.25%, 1/17/42	425,000	451,563
		51,864,871
Israel — 0.6%
Delek & Avner (Tamar Bond) Ltd.,
2.80%, 12/30/16	1,000,000	997,004
Israel Electric Corp. Ltd.,
Registered, 5.63%, 6/21/18	5,000,000	5,300,000
		6,297,004
Kazakhstan — 0.1%
Development Bank of
Kazakhstan, 4.13%,
12/10/22	1,750,000	1,421,875
Lithuania — 0.1%
Republic of Lithuania, Registered,
7.38%, 2/11/20	870,000	1,067,925

Mexico — 3.7%
Comision Federal de Electricidad,
4.88%, 1/15/24	1,600,000	1,692,800
Petroleos Mexicanos, 5.50%,
1/21/21	6,650,000	7,185,325
Petroleos Mexicanos, 4.88%,
1/18/24	250,000	259,975
United Mexican States, 5.63%,
1/15/17	6,280,000	6,804,380
United Mexican States, 4.00%,
10/2/23	10,730,000	11,400,625
United Mexican States, 3.60%,
1/30/25	2,340,000	2,410,200
United Mexican States, Series A,
6.05%, 1/11/40	4,170,000	5,316,750
United Mexican States, 4.75%,
3/8/44, MTN	330,000	359,700
United Mexican States, 5.55%,
1/21/45	2,370,000	2,879,550
United Mexican States, 4.60%,
1/23/46	2,880,000	3,081,600
		41,390,905
Namibia — 0.1%
Namibia International Bond,
Registered, 5.50%, 11/3/21	1,090,000	1,171,750

Netherlands — 1.4%
Marfrig Holding Europe BV,
Registered, 6.88%, 6/24/19,
Callable 6/24/17 @ 103.44 (b)	1,900,000	1,648,250
Petrobras Global Finance BV,
3.25%, 3/17/17	3,580,000	3,304,591
Petrobras Global Finance BV,
6.25%, 3/17/24	11,600,000	10,478,628
		15,431,469
Panama — 0.6%
Republic of Panama, 5.20%,
1/30/20	5,240,000	5,850,460
Republic of Panama, 6.70%,
1/26/36	360,000	486,900
		6,337,360
Peru — 1.2%
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	6,400,000	6,452,800
Continental Senior Trust,
Registered, 5.75%, 1/18/17	5,050,000	5,378,250
Republic of Peru, 6.55%, 3/14/37	1,660,000	2,195,350
		14,026,400
Republic of Serbia — 0.4%
Republic of Serbia, 5.88%,
12/3/18	2,800,000	2,957,472
Republic of Serbia, 4.88%,
2/25/20	925,000	943,500
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	424,453
		4,325,425

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Russian Federation — 2.4%
Russia Foreign Bond, Registered,
7.50%, 3/31/30	26,448,900	26,596,908

South Africa — 1.6%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	800,000	810,160
Republic of South Africa, 6.88%,
5/27/19	11,570,000	13,262,113
Republic of South Africa, 5.88%,
5/30/22	3,400,000	3,887,900
		17,960,173
South Korea — 0.3%
Export-Import Bank of Korea,
1.00%, 1/14/17 (a)	3,600,000	3,618,648

Turkey — 6.8%
Akbank TAS, Registered, 5.13%,
7/22/15	9,080,000	9,193,500
Republic of Turkey, 7.25%,
3/15/15	18,392,000	18,523,540
Republic of Turkey, 7.00%,
9/26/16	29,200,000	31,718,499
Republic of Turkey, 7.50%,
7/14/17	2,860,000	3,199,625
Republic of Turkey, 6.75%,
4/3/18	1,800,000	2,014,920
Republic of Turkey, 7.50%,
11/7/19	540,000	639,954
Republic of Turkey, 6.25%,
9/26/22	5,500,000	6,392,485
Turkiye Halk Bankasi AS, 3.88%,
2/5/20	2,500,000	2,412,050
Turkiye Is Bankasi AS, 3.88%,
11/7/17	1,000,000	1,008,144
Turkiye Is Bankasi AS, 5.50%,
4/21/19	1,450,000	1,515,250
Turkiye Vakiflar Bankasi TAO,
5.00%, 10/31/18	800,000	819,032
		77,436,999
United States — 1.0%
Pemex Project Funding Master
Trust, 5.75%, 3/1/18	10,000,000	10,815,000

Uruguay — 0.2%
Republica Oriental del Uruguay,
4.50%, 8/14/24	1,755,000	1,922,603

TOTAL YANKEE DOLLARS
(COST $448,012,360)		451,702,070

U.S. Treasury Obligations — 14.7%
U.S. Treasury Bills — 9.8%
0.09%(c), 6/11/15	110,000,000	109,992,080

U.S. Treasury Notes — 4.9%
2.50%, 3/31/15	55,000,000	55,208,395

TOTAL U.S. TREASURY OBLIGATIONS
(COST $165,179,956)		165,200,475

	Shares
Affiliated Investment Company — 2.2%
HSBC Prime Money Market Fund,
Class I Shares, 0.07% (d)	25,000,000	25,000,000
TOTAL AFFILIATED INVESTMENT COMPANY
(COST $25,000,000)		25,000,000

Unaffiliated Investment Company — 41.2%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	463,475,000	463,475,000
TOTAL UNAFFILIATED INVESTMENT COMPANY
(COST $463,475,000)		463,475,000

TOTAL INVESTMENT SECURITIES
(COST $1,115,339,578) — 99.4%		1,117,211,837
____________________
Percentages indicated are based on net assets of $1,124,475,924.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rate presented represents the effective yield at time of purchase.
(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
MTN	Medium Term Note
ULC	Unlimited Liability Co.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Unaffiliated Investment Company	41.2
Sovereign Bonds	26.5
U.S. Treasury Obligations	9.9
Banks	5.5
U.S. Treasury Obligation	5.0
Oil, Gas & Consumable Fuels	4.4
Affiliated Investment Company	2.2
Diversified Financial Services	1.3
Electric Utilities	1.2
Energy Equipment & Services	1.0
Capital Markets	0.6
Construction & Engineering	0.2
Beverages	0.2
Media	0.1
Metals & Mining	0.1
Total	99.4

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Futures Contracts Sold

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year U.S. Treasury Note March Future	Short	3/20/15	478	$62,558,250	($1,952,919)
2-Year U.S. Treasury Note March Future	Short	3/31/15	344	75,599,375	(269,367)
				$138,157,625	($2,222,286)

Interest Rate Swap Agreements

At January 31, 2015, the Fund's open interest rate swap agreements were as follows:

Pay/									Unrealized
Receive					Notional				Appreciation/
Floating		Fixed	Expiration		Amount		Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)		Amount ($)	Value ($)	($)
Receive	3-Month LIBOR BBA	0.23	5/17/22	Standard Chartered Bank	1,200,000	USD	1,200,000	(32,971)	(32,971)
Receive	3-Month LIBOR BBA	0.23	8/10/22	Barclays Bank PLC	13,000,000	USD	13,000,000	(222,327)	(222,327)
								(255,298)	(255,298)

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2015, the Fund's open credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
			January	Notional			Paid/	Appreciation/
		Expiration	31, 2015	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index, Series 21	Barclays Bank PLC	12/20/19	4.06	43,500,000	1.00	5,529,868	3,092,850	2,437,018
Emirate of Abu Dhabi	Barclays Bank PLC	6/20/18	0.51	4,400,000	1.00	(77,676)	(72,021)	(5,655)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.28	100,000	1.00	(1,916)	1,211	(3,127)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.31	5,000,000	1.00	(95,778)	12,067	(107,845)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.40	5,500,000	1.00	(118,496)	(65,689)	(52,807)
Republic of Korea	Credit Suisse First Boston	6/20/18	0.40	6,000,000	1.00	(129,268)	(63,927)	(65,341)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.40	7,000,000	1.00	(150,813)	(59,600)	(91,213)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.40	7,000,000	1.00	(150,813)	(45,513)	(105,300)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.40	6,000,000	1.00	(129,268)	(77,634)	(51,634)
Republic of Korea	Barclays Bank PLC	12/20/18	0.48	5,500,000	1.00	(121,248)	(97,533)	(23,715)
Republic of Korea	JPMorgan Chase Bank N.A.	12/20/18	0.48	10,500,000	1.00	(231,474)	(191,452)	(40,022)
Republic of Korea	Barclays Bank PLC	12/20/18	0.48	5,500,000	1.00	(121,248)	(97,481)	(23,767)
Republic of Philippines	JPMorgan Chase Bank N.A.	9/20/17	0.47	1,700,000	1.00	(26,421)	38,756	(65,177)
State of Qatar	Barclays Bank PLC	9/20/17	0.50	6,250,000	1.00	(89,320)	74,259	(163,579)
						4,086,129	2,448,293	1,637,836

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2015, the Fund's open credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
			January	Notional			Paid/	Appreciation/
		Expiration	31, 2015	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	3/20/18	1.77	2,500,000	1.00	(64,804)	(46,715)	(18,089)
Federative Republic of Brazil	Credit Suisse International	6/20/18	1.82	14,000,000	1.00	(362,902)	(297,735)	(65,167)
Federative Republic of Brazil	Credit Suisse First Boston	6/20/18	1.82	4,500,000	1.00	(116,647)	(96,534)	(20,113)
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	1.82	2,500,000	1.00	(64,873)	(39,915)	(24,958)
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.58	5,500,000	1.00	79,884	71,224	8,660
People's Republic of China	Credit Suisse First Boston	6/20/18	0.63	6,000,000	1.00	87,148	37,634	49,514
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.58	6,000,000	1.00	87,148	83,678	3,470
Republic of Peru	JPMorgan Chase Bank N.A.	6/20/17	0.72	100,000	1.00	440	(3,224)	3,664
Republic of South Africa	Barclays Bank PLC	12/20/17	1.38	3,500,000	1.00	(40,263)	(88,148)	47,885
Republic of South Africa	JPMorgan Chase Bank N.A.	12/20/17	1.38	3,500,000	1.00	(40,263)	(99,897)	59,634
Republic of South Africa	JPMorgan Chase Bank N.A.	9/20/18	1.64	13,000,000	1.00	(297,009)	(716,665)	419,656
Republic of South Africa	JPMorgan ChaseBank N.A.	3/20/19	1.78	12,700,000	1.00	(390,264)	(725,926)	335,663
Republic of Turkey	Barclays Bank PLC	6/20/19	1.59	10,500,000	1.00	(297,121)	(724,262)	427,141
						(1,419,525)	(2,646,485)	1,226,960

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)
(continued)

At January 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Bank of America	2/3/15	14,297,979	5,791,000	5,325,994	465,006
Brazilian Real	Barclays Bank PLC	2/3/15	90,031,581	36,182,241	33,536,741	2,645,500
Brazilian Real	JPMorgan Chase Bank N.A.	2/3/15	31,800,585	12,893,000	11,845,710	1,047,290
Brazilian Real	Standard Chartered Bank	2/3/15	23,223,004	9,391,000	8,650,563	740,437
Brazilian Real	Barclays Bank PLC	5/5/15	21,612,900	7,716,412	7,849,320	(132,908)
Chilean Peso	Barclays Bank PLC	3/10/15	2,570,782,500	4,230,000	4,047,098	182,902
Chilean Peso	JPMorgan Chase Bank N.A.	3/10/15	3,404,430,000	5,604,000	5,359,482	244,518
Chilean Peso	Standard Chartered Bank	3/10/15	2,446,102,368	4,022,843	3,850,818	172,025
Chilean Peso	UBS Warburg	3/10/15	2,687,802,000	4,420,000	4,231,318	188,682
Chinese Renminbi	Standard Chartered Bank	2/6/15	166,061,610	26,910,000	26,547,986	362,014
Chinese Renminbi	UBS Warburg	2/6/15	953,408	155,127	152,420	2,707
Colombian Peso	Bank of America	3/10/15	9,719,345,000	4,910,000	3,970,761	939,239
Colombian Peso	Barclays Bank PLC	3/10/15	3,711,600,000	1,800,000	1,516,344	283,656
Colombian Peso	JPMorgan Chase Bank N.A.	3/10/15	21,369,181,500	10,773,000	8,730,208	2,042,792
Colombian Peso	Standard Chartered Bank	3/10/15	8,933,744,000	4,528,000	3,649,810	878,190
Hungarian Forint	Bank of America	3/18/15	1,309,757,280	5,172,000	4,760,412	411,588
Hungarian Forint	Barclays Bank PLC	3/18/15	6,419,968,788	26,305,416	23,333,864	2,971,552
Hungarian Forint	JPMorgan Chase Bank N.A.	3/18/15	1,623,835,794	6,412,000	5,901,955	510,045
Hungarian Forint	Standard Chartered Bank	3/18/15	2,631,561,920	10,399,000	9,564,612	834,388
Hungarian Forint	UBS Warburg	3/18/15	1,308,516,000	5,172,000	4,755,901	416,099
Korean Won	Barclays Bank PLC	2/25/15	32,688,644,900	30,627,993	29,887,914	740,079
Mexican Peso	Bank of America	4/14/15	89,160,000	6,000,000	5,923,261	76,739
Mexican Peso	Barclays Bank PLC	4/14/15	89,141,400	6,000,000	5,922,025	77,975
Mexican Peso	Credit Suisse International	4/14/15	89,118,000	6,000,000	5,920,470	79,530
Mexican Peso	JPMorgan Chase Bank N.A.	4/14/15	89,134,800	6,000,000	5,921,586	78,414
Mexican Peso	Standard Chartered Bank	4/14/15	1,673,462	115,603	111,175	4,428
Mexican Peso	UBS Warburg	4/14/15	89,154,000	6,000,000	5,922,862	77,138
Russian Ruble	UBS Warburg	2/17/15	1,443,750,020	21,694,215	20,824,477	869,738
Russian Ruble	Standard Chartered Bank	2/20/15	1,964,439,381	29,460,699	28,296,357	1,164,342
South African Rand	Barclays Bank PLC	5/8/15	32,700,546	2,729,937	2,768,113	(38,176)
				307,415,486	289,079,557	18,335,929

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	2/3/15	21,612,900	7,909,570	8,050,800	141,230
Brazilian Real	Barclays Bank PLC	2/3/15	4,353,550	1,704,000	1,621,696	(82,304)
Brazilian Real	Standard Chartered Bank	2/3/15	133,386,699	52,261,371	49,686,511	(2,574,860)
Chilean Peso	Bank of America	3/10/15	3,011,165,300	5,074,000	4,740,378	(333,622)
Chilean Peso	Barclays Bank PLC	3/10/15	2,735,370,000	4,605,000	4,306,203	(298,797)
Chilean Peso	JPMorgan Chase Bank N.A.	3/10/15	3,299,631,400	5,554,000	5,194,501	(359,499)
Chilean Peso	Standard Chartered Bank	3/10/15	2,057,810,800	3,469,000	3,239,544	(229,456)
Chinese Renminbi	Barclays Bank PLC	2/6/15	30,049,140	4,840,000	4,803,905	(36,095)
Chinese Renminbi	JPMorgan Chase Bank N.A.	2/6/15	92,783,542	14,945,000	14,833,147	(111,853)
Chinese Renminbi	Standard Chartered Bank	2/6/15	44,182,336	7,117,000	7,063,355	(53,645)
Chinese Renminbi	UBS Warburg	4/13/15	953,408	153,962	151,388	(2,574)
Colombian Peso	Bank of America	3/10/15	8,318,013,000	3,806,000	3,398,258	(407,742)
Colombian Peso	Barclays Bank PLC	3/10/15	6,258,661,000	2,867,000	2,556,926	(310,074)
Colombian Peso	JPMorgan Chase Bank N.A.	3/10/15	8,879,532,000	4,062,000	3,627,662	(434,338)
Colombian Peso	Standard Chartered Bank	3/10/15	4,814,066,250	2,205,000	1,966,748	(238,252)
Colombian Peso	UBS Warburg	3/10/15	16,010,859,000	7,326,000	6,541,108	(784,892)
European Euro	Standard Chartered Bank	2/23/15	21,832,035	24,619,549	24,672,618	53,069
Hungarian Forint	Bank of America	3/18/15	1,221,399,000	4,435,000	4,439,267	4,267
Hungarian Forint	Barclays Bank PLC	3/18/15	1,020,213,530	3,703,000	3,708,044	5,044
Hungarian Forint	Standard Chartered Bank	3/18/15	2,094,569,565	7,601,000	7,612,872	11,872
Hungarian Forint	UBS Warburg	3/18/15	2,286,698,700	8,305,000	8,311,180	6,180
Polish Zloty	Standard Chartered Bank	3/17/15	69,253,187	20,204,865	18,676,903	(1,527,962)
Russian Ruble	Barclays Bank PLC	2/17/15	330,945,300	5,614,000	4,773,515	(840,485)
Russian Ruble	Standard Chartered Bank	2/17/15	450,184,300	7,635,000	6,493,404	(1,141,596)
Russian Ruble	UBS Warburg	2/17/15	662,620,420	11,228,000	9,557,557	(1,670,443)
Russian Ruble	Bank of America	2/20/15	310,750,000	5,000,000	4,476,133	(523,867)
Russian Ruble	Barclays Bank PLC	2/20/15	1,649,690,231	30,122,525	23,762,618	(6,359,907)
Russian Ruble	UBS Warburg	2/20/15	3,999,150	100,104	57,605	(42,499)
Russian Ruble	Barclays Bank PLC	4/15/15	358,260,000	5,600,000	5,035,823	(564,177)
Russian Ruble	Standard Chartered Bank	4/15/15	436,625,000	6,705,000	6,137,347	(567,653)
Russian Ruble	UBS Warburg	4/15/15	1,443,750,020	21,048,987	20,293,834	(755,153)
Russian Ruble	Standard Chartered Bank	7/21/15	1,964,439,381	27,578,821	26,505,825	(1,072,996)
Turkish Lira	UBS Warburg	3/24/15	267,069	116,441	108,047	(8,394)
				317,516,195	296,404,722	(21,111,473)

See notes to schedules of portfolio investments.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 97.3%†
Australia — 2.5%
Australia & New Zealand Banking
Group Ltd., Series E, 4.75%,
1/30/25, MTN, Callable 1/30/20
@ 100 (a),(b)	2,000,000	317,559

Brazil — 2.4%
Banco BTG Pactual SA, Series G,
4.10%, 3/26/16 (a)	2,000,000	309,470

China — 61.0%
361 Degrees International Ltd.,
7.50%, 9/12/17 (a)	2,000,000	300,470
Agricultural Bank of China Ltd.,
3.15%, 9/3/15 (a)	2,000,000	316,919
AVIC International Finance &
Investment Ltd., 4.80%, 7/9/15	1,000,000	159,205
AVIC International Finance &
Investment Ltd., 4.80%, 4/10/17 (a)	2,000,000	316,892
Bank of China (Luxembourg) SA,
Series E, 3.50%, 5/15/17	2,000,000	313,748
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	317,057
Beijing Capital Hong Kong Ltd.,
4.70%, 6/20/17 (a)	1,170,000	184,912
Bestgain Real Estate Lyra Ltd.,
4.50%, 12/4/18	2,000,000	311,464
Bitronic Ltd., 4.00%, 12/12/15 (a)	3,000,000	474,223
China City Construction International
Co. Ltd., 5.35%, 7/3/17	2,000,000	314,009
China Construction Bank Corp.,
4.90%, 11/12/24, Callable
11/12/19 @ 100 (a),(b)	2,000,000	319,451
China Guangdong Nuclear Power
Holding Co. Ltd., Registered,
3.75%, 11/1/15 (a)	2,000,000	315,801
China Merchants Bank Co. Ltd.,
4.10%, 4/10/17 (a)	2,000,000	316,558
China Power Construction Corp.,
4.20%, 5/15/17 (a)	1,000,000	158,843
China Unicom (Hongkong) Ltd.,
Series E, 4.00%, 4/16/17	1,890,000	297,507
Datang Telecom (Hongkong) Holding
Co. Ltd., 5.50%, 9/29/17 (a)	2,000,000	314,229
Eastern Creation II Investment
Holdings Ltd., Series E, 3.75%,
6/27/17 (a)	2,130,000	334,304
Huaneng Power International, Inc.,
3.85%, 2/5/16 (a)	2,000,000	314,658
Industrial & Commercial Bank of
China Ltd., Series E, 3.40%,
2/11/16, MTN (a)	1,000,000	157,700
Industrial & Commercial Bank of
China Ltd., Registered, 3.75%,
11/19/18	1,000,000	157,345
Industrial & Commercial Bank of
China Ltd., Registered, 6.00%,
12/31/49, Callable 12/10/19 @
100 (a),(b)	1,090,000	175,769
Longfor Properties Co. Ltd., 6.75%,
5/28/18	1,500,000	228,714
Maikun Investment Co. Ltd., 4.50%,
6/6/17 (a)	1,790,000	278,357
New World China Land Ltd., 8.50%,
4/11/15 (a)	2,000,000	318,924
RKI Finance 2013 Ltd., 6.00%,
12/3/16	2,000,000	302,725
Sinochem Hong Kong Group Co.
Ltd., 3.55%, 5/13/17	2,000,000	313,396
Times Property Holding Ltd., 10.38%,
7/16/17 (a)	1,000,000	148,337
Unican International Ltd., Series E,
5.60%, 9/18/17, MTN (a)	2,000,000	315,257
		7,776,774
France — 3.8%
Veolia Environnement SA, Series E,
4.50%, 6/28/17 (a)	3,000,000	479,877

Germany — 1.2%
BSH Bosch und Siemens Hausgerate
GmbH, Registered, 3.80%,
7/24/17 (a)	1,000,000	158,351

Hong Kong — 16.6%
Dorsett Hospitality International Ltd.,
Series E, 6.00%, 4/3/18 (a)	2,000,000	308,404
Gemdale International Holdings Ltd.,
9.15%, 7/26/15 (a)	2,000,000	319,335
Lai Fung Holdings Ltd., 6.88%,
4/25/18	2,000,000	295,941
Noble Group Ltd., Series E, 4.00%,
1/30/16	2,000,000	314,236
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	311,280
SK Global Chemical Co. Ltd., 4.13%,
9/26/16	2,000,000	315,878
Starway Assets Enterprises, Inc.,
4.10%, 1/22/17	1,600,000	251,005
		2,116,079
Japan — 5.0%
Mitsubishi UFJ Lease & Finance Co.
Ltd., Series E, 3.28%, 2/27/17	2,000,000	313,879
Mitsui & Co. Ltd., Series E, 4.25%,
3/1/17 (a)	2,000,000	318,868
		632,747
Singapore — 2.4%
Global Logistic Properties Ltd.,
Registered, 3.37%, 5/11/16 (a)	2,000,000	312,688

United Kingdom — 2.4%
BP Capital Markets plc, Series E,
3.65%, 2/28/19 (a)	1,000,000	156,348
Standard Chartered PLC, 2.63%,
5/31/16 (a)	1,000,000	156,148
		312,496
TOTAL FOREIGN BONDS
(COST $12,729,540)		12,416,041

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Investment Companies — 1.0%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	133,022	133,022

TOTAL INVESTMENT COMPANIES
(COST $133,022)		133,022
TOTAL INVESTMENT SECURITIES
(COST $12,862,562) — 98.3%		12,549,063
____________________
Percentages indicated are based on net assets of $12,767,188.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.
MTN	Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Real Estate Management &
Development	17.5
Banks	17.5
Diversified Financial Services	13.1
Electric Utilities	7.5
Construction & Engineering	6.3
Chemicals	5.0
Trading Companies & Distributors	4.9
Commercial Services & Supplies	3.8
Transportation Infrastructure	3.7
Water Utilities	3.7
Distributors	2.5
Metals & Mining	2.5
Hotels, Restaurants & Leisure	2.4
Diversified Telecommunication
Services	2.3
Automobiles	2.2
Household Durables	1.2
Oil, Gas & Consumable Fuels	1.2
Investment Companies	1.0
Total	98.3

See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 86.5%
China — 19.5%
Asiaray Media Group Ltd. (a)	82,500	63,109
Aupu Group Holding Co. Ltd.	124,000	24,395
Beijing Capital Land Ltd., Class H	162,000	74,270
Best Pacific International Holdings
Ltd., Class H (a)	484,000	240,126
Byd Electronic International Co. Ltd.	89,500	93,613
Century Sage Scientific Holdings
Ltd. (a)(b)	1,050,000	183,041
China Eastern Airlines Corp., Class H (a)	156,000	79,118
China Glass Holdings Ltd.	746,000	95,899
China Shipping Development Co. Ltd. (a)	74,000	52,653
China Singyes Solar Technologies
Holdings Ltd.	101,000	140,628
Leoch International Technology
Ltd. (a)(b)	837,000	117,509
Man Wah Holdings Ltd.	285,200	243,535
Sound Global Ltd. (a)	151,000	152,772
Texhong Textile Group Ltd.	146,500	110,327
Xiabu Xiabu Catering Management
Co. Ltd. (a)	163,000	100,297
Xiamen International Port Co. Ltd.,
Class H	146,000	37,238
Xinyi Solar Holdings Ltd. (a)	386,000	106,033
		1,914,563
Hong Kong — 22.5%
Agile Property Holdings Ltd.	260,000	158,384
Beijing Enterprises Holdings Ltd.	12,500	95,434
CGN Meiya Power Holdings Co. Ltd. (a)	390,000	114,237
China New Town Development Co. Ltd (a)	302,500	16,923
China Power International
Development Ltd.	190,000	107,878
China Resources Land Ltd.	60,000	153,498
China Taiping Insurance Holdings Co. Ltd. (a)	39,600	121,806
EVA Precision Industrial Holdings Ltd.	578,000	137,430
Fufeng Group Ltd.	269,000	135,900
Hengdeli Holdings Ltd.	432,000	80,475
Nexteer Automotive Group Ltd.	248,000	244,431
Perfect Shape PRC Holdings Ltd.,
Class L	440,000	120,435
Poly Property Group Co. Ltd.	188,000	86,366
S.A.S Dragon Holdings Ltd.	486,000	104,342
Sun Hung Kai & Co. Ltd.	210,000	188,834
TPV Technology Ltd.	382,000	78,017
Varitronix International Ltd.	124,000	84,520
VST Holdings Ltd.	558,000	177,691
		2,206,601
Indonesia — 1.9%
PT Panin Financial TBK PT (a)	8,756,600	187,555

Korea, Republic Of — 11.1%
BS Financial Group, Inc.	10,275	129,889
CJ Korea Express Co. Ltd. (a)	571	100,011
CJ O Shopping Co. Ltd.	696	140,867
Hyandai Development Co.	5,787	226,398
ISC Co. Ltd.	2,147	66,118
Mando Corp.	1,220	183,925
Sam Chun Dang Pharm Co. Ltd.	13,010	128,663
Sung Kwang Bend Co. Ltd.	8,982	108,287
		1,084,158
Malaysia — 5.4%
Berjaya Auto Berhad	204,700	186,561
Engtex Group Berhad	358,900	106,524
Muhibbah Engineering (M) Berhad	88,400	46,102
Prestariang BHD	125,800	63,559
Salcon Berhad	482,000	85,948
Uzma Berhad	83,000	44,325
		533,019
Philippines — 1.9%
First Gen Corp.	263,400	185,664

Singapore — 3.4%
Ezion Holdings Ltd.	217,700	204,153
Innovalues Ltd.	182,400	72,874
Tiger Airways Holdings Ltd. (a)	233,000	57,734
		334,761
Taiwan, Province Of China — 17.9%
Cathay Financial Holding Co. Ltd.	78,000	111,729
Chin-Poon Industrial Co. Ltd.	80,000	135,567
Cleanaway Co. Ltd.	19,000	92,937
E.Sun Financial Holding Co. Ltd.	236,000	145,220
King Yuan Electronics Co. Ltd.	242,000	202,222
MPI Corp.	45,000	153,418
Phison Electronics Corp.	14,000	99,275
Posiflex Technology, Inc.	26,000	119,951
Radiant Opto-Electronics Corp.	21,000	66,452
Sunspring Metal Corp.	29,000	55,481
UDE Corp.	36,000	84,660
Vanguard International
Semiconductor Corp.	78,000	132,155
Wah Lee Industrial Corp.	58,000	98,867
WT Microelectronics Co. Ltd.	120,000	175,243
Zippy Technology Corp.	65,000	80,674
		1,753,851
Thailand — 2.9%
KCE Electronics PCL	142,600	205,333
Unique Engineering & Construct PCL	161,700	77,940
		283,273

TOTAL COMMON STOCKS
(COST $8,637,534)		8,483,445

Participatory Notes — 11.7%
India — 11.7%
Ahluwalia Contracts Ltd., 12/18/17,
(UBS AG)(a)(c)	39,874	145,737
Dewan Housing Finance Corp. Ltd.,
12/22/17, (UBS AG)(a)(c)	24,697	187,729
HSIL Ltd., 11/26/24, (Deutsche Bank
AG)(a)(c)	8,154	52,515
Indiabulls Power Ltd., 11/26/24,
(Deutsche Bank AG)(a)(c)	493,947	89,729
Indian Bank, 2/26/17, (Deutsche
Bank AG)(a)(c)	56,321	168,927
JK Cement Ltd., 12/18/17,
(UBS AG)(a)	7,283	81,973
LIC Housing Finance Ltd., 6/17/19,
(Deutsche Bank AG)(a)(c)	6,999	54,078

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Participatory Notes, continued
India, continued
NIIT Ltd., 11/26/24, (Deutsche Bank
AG)(a)(c)	160,054	114,361
Prism Cement Ltd., 11/26/24,
(Deutsche Bank AG)(a)(c)	62,564	104,408
Shriram Transport Finance Co. Ltd.,
2/13/17, (Deutsche Bank AG)(a)(c)	5,360	98,870
Welspun Corp. Ltd., 11/26/24,
(Deutsche Bank AG)(c)	8,631	53,412
		1,151,739

TOTAL PARTICIPATORY NOTES
(COST $1,091,613)		1,151,739

Rights — 0.1%
Hong Kong — 0.1%
China Resources Land Ltd.,
2/2/15 (a)	15,555	3,751

Taiwan, Province Of China — 0.0%
WT Microelectronics Co. Ltd.,
2/4/15 (a)	14,219	3,701

TOTAL RIGHTS
(COST $–)		7,452

Investment Companies — 0.9%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	89,661	89,661

TOTAL INVESTMENT COMPANIES
(COST $89,661)		89,661
TOTAL INVESTMENT SECURITIES
(COST $9,818,808) — 99.2%		9,732,297
____________________
Percentages indicated are based on net assets of $9,810,473.
(a)	Represents non-income producing security.
(b)	Illiquid security, representing 3.1% of net assets of the fund.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Electronic Equipment, Instruments &
Components	11.3
Semiconductors & Semiconductor
Equipment	9.4
Banks	7.2
Auto Components	5.1
Construction & Engineering	5.0
Insurance	4.3
Real Estate Management &
Development	4.1
Textiles, Apparel & Luxury Goods	4.1
Building Products	3.7
Independent Power and Renewable
Electricity Producers	3.1
Specialty Retail	2.7
Household Durables	2.7
Energy Equipment & Services	2.5
Media	2.5
Electrical Equipment	2.0
Financials	1.9
Diversified Consumer Services	1.9
Industrial Conglomerates	1.9
Commercial services & supplies	1.6
Airlines	1.4
Chemicals	1.4
Internet & Catalog Retail	1.4
Machinery	1.4
Pharmaceuticals	1.3
Regional Banks	1.3
Professional Services	1.2
Trading Companies & Distributors	1.1
Independent Power Producers &
Energy Traders	1.1
Communications Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Diversified Financial Services	1.0
Road & Rail	1.0
Commercial Services & Supplies	0.9
Capital Markets	0.9
Water Utilities	0.9
Investment Companies	0.9
Technology Hardware, Storage &
Peripherals	0.8
Construction Materials	0.8
Marine	0.5
Household Products	0.5
Transportation Infrastructure	0.4
Right	0.0
Total	99.2

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2015

1. Organization:

The HSBC Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and is registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of January 31, 2015, the Trust is composed of 16 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Smaller Companies Equity Fund
HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC RMB Fixed Income Fund	RMB Fixed Income Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	January 31, 2015
Growth Fund	HSBC Growth Portfolio	100.0%
Opportunity Fund	HSBC Opportunity Portfolio	7.5%

The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds.

All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

All of the Emerging Markets Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and each Portfolio in the preparation of their Schedule. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

The Feeder Funds, Emerging Markets Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments into the Portfolios on a trade date basis. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

B. Portfolios, Money Market Funds and Emerging Markets Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2015, all restricted securities held were deemed liquid

Participation Notes and Participatory Notes:

The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note was held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be magnified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The Money Market Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty.. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

As of January 31, 2015, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a predefined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

Futures Contracts:

Each Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Emerging Markets Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Emerging Markets Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2015, the Emerging Market Debt Fund and Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Emerging Markets Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Emerging Markets Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Emerging Markets Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. An Emerging Market Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Emerging Market Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Emerging Market Fund is contractually obligated to make. If the other party to an interest rate swap defaults, an Emerging Market Fund’s risk of loss consists of the net amount of interest payments that the Emerging Market Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that an Emerging Market Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2015 for which an Emerging Market Fund is the seller of protection are disclosed in the Schedules. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Emerging Market Fund for the same referenced entity or entities.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Market Fund at prearranged exposure levels to cover an Emerging Market Fund’s exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Emerging Market Fund would be less favorable than it would have been if this investment technique were not used.

As of January 31, 2015, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary:

The valuation techniques employed by the Funds and the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ and the Portfolios’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s and the Portfolios’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds and the Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed below.

Portfolios and Emerging Markets Funds

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales rice would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Emerging Market Funds’ Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios and Emerging Markets Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Emerging Market Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolios or Emerging Market Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Emerging Market Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Emerging Market Fund may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Emerging Markets Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When an Emerging Market Fund uses such a valuation model, the value assigned to the Emerging Market Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Emerging Market Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

As of the beginning and end of the quarter ended January 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of January 31, 2015 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Growth Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	74,735,078	–	74,735,078
Total Investment Securities	–	74,735,078	–	74,735,078

Opportunity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	17,475,675	–	17,475,675
Total Investment Securities	–	17,475,675	–	17,475,675

Prime Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Certificates of Deposit	–	2,407,726,840	–	2,407,726,840
Commercial Paper and Notes	–	1,675,071,133	–	1,675,071,133
Corporate Obligations	–	206,139,686	–	206,139,686
Yankee Dollars	–	410,817,467	–	410,817,467
U.S. Treasury Obligation	–	125,066,774	–	125,066,774
Time Deposits	–	789,000,000	–	789,000,000
Total Investment Securities	–	5,613,821,900	–	5,613,821,900

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	4,499,456,270	–	4,499,456,270
U.S. Treasury Obligations	–	291,724,712	–	291,724,712
Repurchase Agreements	–	1,900,000,000	–	1,900,000,000
Total Investment Securities	–	6,691,180,982	–	6,691,180,982

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,780,820,628	–	1,780,820,628
Total Investment Securities	–	1,780,820,628	–	1,780,820,628

Aggressive Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Company	176,017	–	–	176,017
Exchange Traded Funds	6,201,281	–	–	6,201,281
Unaffiliated Investment Companies	10,718,823	–	–	10,718,823
Total Investment Securities	17,096,121	–	–	17,096,121

Balanced Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	4,773,545	–	–	4,773,545
Exchange Traded Funds	14,397,860	–	–	14,397,860
Unaffiliated Investment Companies	25,679,313	–	–	25,679,313
Total Investment Securities	44,850,718	–	–	44,850,718

Moderate Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	4,747,174	–	–	4,747,174
Exchange Traded Funds	19,812,797	–	–	19,812,797
Unaffiliated Investment Companies	16,684,925	–	–	16,684,925
Total Investment Securities	41,244,896	–	–	41,244,896

Conservative Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	1,969,777	–	–	1,969,777
Exchange Traded Funds	12,614,233	–	–	12,614,233
Unaffiliated Investment Companies	4,900,311	–	–	4,900,311
Total Investment Securities	19,484,321	–	–	19,484,321

Income Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	79,057	–	–	79,057
Exchange Traded Funds	947,502	–	–	947,502
Unaffiliated Investment Companies	301,749	–	–	301,749
Total Investment Securities	1,328,308	–	–	1,328,308

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	36,418,379	–	36,418,379
Investment Company	4,687,929	–	–	4,687,929
U.S. Treasury Obligations	–	858,949	–	858,949
Total Investment Securities	4,687,929	37,277,328	–	41,965,257
Other Financial Instruments:(b)
Credit Default Swaps	–	27,455	–	27,455
Forward Currency Contracts	–	(135,311)	–	(135,311)
Total Investments	4,687,929	37,169,472	–	41,857,401

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	28,246,826	–	28,246,826
Yankee Dollars	–	813,318	–	813,318
Investment Company	8,852,720	–	–	8,852,720
Total Investment Securities	8,852,720	29,060,144	–	37,912,864
Other Financial Instruments:(b)
Interest Rate Swaps	–	50,079	–	50,079
Forward Currency Contracts	–	(852,181)	–	(852,181)
Total Investments	8,852,720	28,258,042	–	37,110,762

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks			–
Banks	21,040,341	43,499,753	–	64,540,094
Oil Gas and consumables	1,434,249	5,335,888	–	6,770,137
Other Common Stocks	–	89,737,422	–	89,737,422
Convertible Corporate Bonds	–	125,251	–	125,251
Warrants	–	1	– (c)	1
Participatory Notes	–	16,750,321	–	16,750,321
Investment Company	11,776,791	–	–	11,776,791
Total Investment Securities	34,251,381	155,448,636	–	189,700,017

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	11,834,292	–	11,834,292
Yankee Dollars	–	451,702,070	–	451,702,070
Affiliated Investment Company	25,000,000	–	–	25,000,000
Unaffiliated Investment Company	463,475,000	–	–	463,475,000
U.S. Treasury Obligations	–	165,200,475	–	165,200,475
Total Investment Securities	488,475,000	628,736,837	–	1,117,211,837
Other Financial Instruments:(b)
Futures Contracts	(2,222,286)	–	–	(2,222,286)
Interest Rate Swaps	–	(255,298)	–	(255,298)
Credit Default Swaps	–	2,864,796	–	2,864,796
Forward Currency Contracts	–	(2,775,544)	–	(2,775,544)
Total Investments	486,252,714	628,570,791	–	1,114,823,505

RMB Fixed Income Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	12,416,041	–	12,416,041
Investment Company	133,022	–	–	133,022
Total Investment Securities	133,022	12,416,041	–	12,549,063
Total Investments	133,022	12,416,041	–	12,549,063

Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	–	8,483,445	–	8,483,445
Participatory Notes	–	1,151,739	–	1,151,739
Investment Company	89,661	–	–	89,661
Rights	–	7,452	–	7,452
Total Investment Securities	89,661	9,642,636	–	9,732,297
Total Investments	89,661	9,642,636	–	9,732,297

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts and swap agreements.
(c)	Security was received as part of a private placement offering. The underlying stock price is trading significantly below the strike price of the warrants and the warrants are non-transferable. Security valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2015.

The only transfers between levels as of January 31, 2015 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Concentration of Credit Risk: The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

5. Federal Income Tax Information:

At January 31, 2015, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Prime Money Market Fund	5,613,821,900	-	-	-
U.S. Government Money Market Fund	6,691,187,142	-	(6,160)	(6,160)
U.S. Treasury Money Market Fund	1,780,820,628	-	-	-
Aggressive Strategy Fund	17,581,605	231,081	(716,565)	(485,484)
Balanced Strategy Fund	46,130,611	604,093	(1,883,986)	(1,279,893)
Moderate Strategy Fund	41,668,092	854,249	(1,277,445)	(423,196)
Conservative Strategy Fund	19,355,145	523,604	(394,428)	129,176
Income Strategy Fund	1,321,207	33,723	(26,622)	7,101
Emerging Markets Debt Fund	42,586,709	1,651,749	(2,273,201)	(621,452)
Emerging Markets Local Debt Fund	42,111,154	107,176	(4,305,466)	(4,198,290)
Frontier Markets Fund	201,560,977	11,496,569	(23,357,529)	(11,860,960)
Total Return Fund	1,115,741,995	7,403,439	(5,933,597)	1,469,842
RMB Fixed Income Fund	12,862,562	25,203	(338,702)	(313,499)
Asia ex-Japan Smaller Companies Equities Fund	9,825,082	458,924	(551,709)	(92,785)
Growth Portfolio	57,703,291	18,657,684	(1,288,459)	17,369,225
Opportunity Portfolio	197,642,300	35,033,225	(11,434,335)	23,598,890

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	March 24, 2015